UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 0.63%

United States: 0.63%
Anheuser-Busch In Bev Worldwide Incorporated (Consumer Staples, Beverages)	6.88%	11/15/2019	$9,525,000	11,960,628

Total Corporate Bonds and Notes (Cost $9,494,783)				11,960,628

Foreign Corporate Bonds@: 31.50%

Australia: 0.94%
General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00	03/15/2019	1,405,000	1,485,282
International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10/01/2020	4,000,000	4,406,807
New South Wales Treasury Corporation (Financials, Diversified Financial Services, AUD)	3.08	11/20/2025	5,000,000	6,151,504
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	03/23/2020	4,000,000	5,889,540

				17,933,133

Brazil: 0.02%
Banco Do Brasil (Financials, Commercial Banks, EUR)	4.50	01/20/2016	300,000	431,803

Cayman Islands: 0.02%
Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	04/28/2017	300,000	434,616

France: 1.59%
BNP Paribas (Financials, Commercial Banks, EUR)	3.50	03/07/2016	10,600,000	15,356,089
Casino Guichard Perrach (Consumer Staples, Food & Staples Retailing, EUR)	4.38	02/08/2017	5,000,000	7,341,887
Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.38	01/16/2017	5,000,000	7,576,224

				30,274,200

Germany: 10.97%
Bayerische Landesbank (Financials, Commercial Banks, EUR)	1.88	06/30/2014	15,000,000	21,433,264
Dexia Kommunalbank AG (Financials, Commercial Banks, EUR)	3.50	06/05/2014	31,080,000	45,852,694
Eurohypo AG (Financials, Commercial Banks, EUR)	3.75	03/24/2014	31,080,000	46,247,568
KFW Bankengruppe (Financials, Commercial Banks, EUR)	2.25	09/21/2017	12,650,000	17,675,788
KFW Bankengruppe (Financials, Commercial Banks, NOK)	3.75	09/25/2015	75,500,000	14,166,062
KFW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12/04/2019	7,700,000	8,697,351
KFW Bankengruppe (Financials, Commercial Banks, TRY)	7.75	02/03/2016	3,000,000	1,722,378
Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	3.88	01/21/2019	6,250,000	9,530,728
Landwirtschaftliche Rentenbank (Financials, Commercial Banks, AUD)	5.75	01/21/2015	13,912,000	15,570,545
LB Baden-Wuerttemberg (Financials, Commercial Banks, EUR)	1.75	01/17/2014	15,000,000	21,447,942
Styrolution Group (Financials, Commercial Banks, EUR) ††	7.63	05/15/2016	2,300,000	3,189,198
UPC Holdings BV (Consumer Discretionary, Media, EUR)	9.63	12/01/2019	2,400,000	3,707,200

				209,240,718

Ireland: 0.49%
Ardagh Glass Finance (Financials, Consumer Finance, EUR)	8.75	02/01/2020	3,100,000	4,365,300
Smurfit Kappa Acquisitions (Financials, Diversified Financial Services, EUR)	7.75	11/15/2019	800,000	1,172,510
Smurfit Kappa Funding plc (Financials, Diversified Financial Services, EUR)	7.25	11/15/2017	2,650,000	3,845,861

				9,383,671

Luxembourg: 5.35%
EFSF (Financials, Commercial Banks, EUR)	3.38	07/05/2021	9,000,000	12,913,420
European Investment Bank (Financials, Commercial Banks, EUR)	3.13	03/03/2017	12,350,000	18,140,122
European Investment Bank (Financials, Commercial Banks, EUR)	4.25	10/15/2014	4,640,000	7,120,616

Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited invested in by the Fund

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Luxembourg (continued)
European Investment Bank (Financials, Commercial Banks, EUR)	4.75%	10/15/2017	10,000,000	$15,940,961
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	09/10/2014	11,189,000	10,378,884
European Investment Bank (Financials, Commercial Banks, AUD)	6.50	08/07/2019	20,400,000	23,272,610
European Investment Bank (Financials, Commercial Banks, ZAR)	9.00	12/21/2018	29,450,000	4,557,845
European Investment Bank (Financials, Commercial Banks, TRY)	9.63	04/01/2015	1,050,000	645,035
European Investment Bank (Financials, Commercial Banks, TRY)	10.00	09/10/2013	1,200,000	740,877
Fiat Industrial Finance (Financials, Diversified Financial Services, EUR)	6.25	03/09/2018	3,000,000	4,181,377
Zinc Capital SA (Financials, Diversified Financial Services, EUR) ††	8.88	05/15/2018	2,900,000	4,125,338

				102,017,085

Netherlands: 3.33%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	09/01/2020	12,250,000	16,561,315
Deutsche Telekom International Finance B.V. (Financials, Diversified Financial Services, EUR)	6.00	01/20/2017	7,000,000	11,373,015
Heidelberg Cement AG (Materials, Construction Materials, EUR)	8.50	10/31/2019	1,730,000	2,737,527
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	2,765,000	4,022,689
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.13	01/14/2020	5,000,000	7,330,421
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	01/16/2017	5,541,000	8,371,003
Rabobank Nederland (Financials, Commercial Banks, NZD)	5.25	08/05/2014	6,000,000	5,331,797
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	07/10/2014	4,361,000	4,001,115
Ziggo Bond Company B.V. (Consumer Discretionary, Media, EUR) ††(i)	8.00	05/15/2018	2,500,000	3,673,074

				63,401,956

South Africa: 0.13%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR) ††	8.75	03/01/2018	100,000	140,098
Savcio Holdings Limited (Industrials, Machinery, EUR)	8.00	02/15/2013	1,701,000	2,419,724

				2,559,822

Spain: 0.02%
Inaer Aviation Finance Limited (Financials, Diversified Financial Services, EUR) ††	9.50	08/01/2017	325,000	457,652

Switzerland: 1.25%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12/28/2018	21,000,000	23,735,505

United Kingdom: 4.19%
BAA Funding Limited (Financials, Diversified Financial Services, EUR)	4.13	10/12/2016	3,026,000	4,422,313
BAA Funding Limited (Financials, Diversified Financial Services, EUR)	4.60	02/15/2018	1,700,000	2,515,449
British American Tobacco plc (Consumer Staples, Tobacco, EUR)	5.88	03/12/2015	8,175,000	12,924,817
Exova (Industrials, Professional Services, GBP) ††	10.50	10/15/2018	1,900,000	3,149,945
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12/13/2017	8,000,000	13,134,064
Infinis plc (Utilities, Independent Power Producers & Energy Traders, GBP)	9.13	12/15/2014	2,172,000	3,725,668
Kerling plc (Materials, Chemicals, EUR)	10.63	02/01/2017	800,000	1,184,005
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail, GBP)	6.13	12/02/2019	4,000,000	7,132,834
Nationwide Building Society (Financials, Thrifts & Mortgage Finance, EUR) ±	3.75	01/20/2015	4,000,000	5,733,636
R&R Ice Cream plc (Consumer Staples, Food & Staples Retailing, EUR) ††(i)	8.38	11/15/2017	2,950,000	4,090,493
Tesco plc (Consumer Staples, Food & Staples Retailing, EUR)	5.88	09/12/2016	5,350,000	8,718,654
Virgin Media Finance plc (Financials, Consumer Finance, GBP)	8.88	10/15/2019	2,143,000	3,887,368
Vodafone Group (Telecommunication Services, Wireless Telecommunication Services, EUR)	6.88	12/04/2013	3,440,000	5,461,843
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.13	11/11/2016	2,250,000	3,804,063

				79,885,152

Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited invested in by the Fund

2

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
United States: 3.20%
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63%	12/10/2014	10,200,000	$9,631,848
International Bank Reconstruction and Development (Financials, Diversified Financial Services, EUR)	3.88	05/20/2019	14,100,000	21,489,897
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10/15/2018	1,920,000	2,676,081
Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75	06/03/2016	6,600,000	10,263,651
Procter & Gamble Company (Consumer Staples, Household Products, EUR)	4.50	05/12/2014	9,000,000	13,691,996
Rockwood Specialties Group Incorporated (Materials, Chemicals, EUR)	7.63	11/15/2014	2,200,000	3,169,081

				60,922,554

Total Foreign Corporate Bonds (Cost $557,469,909)				600,677,867

Foreign Government Bonds@: 58.74%
Australia Series 124 (AUD)	5.75	05/15/2021	25,000,000	29,455,951
Australia Series 19 (AUD)	6.00	04/01/2019	13,950,000	16,194,278
Australia Series 25CI (AUD)	3.17	09/20/2025	41,985,000	53,936,889
Brazil (BRL)	10.25	01/10/2028	4,520,000	3,235,129
Brazil (BRL)	12.50	01/05/2016	20,000,000	15,443,144
Brazil (BRL)	12.50	01/05/2022	41,000,000	33,839,507
Caisse d’Amortissement de la Dette Sociale (EUR)	3.38	04/25/2021	8,175,000	11,705,879
Caisse d’Amortissement de la Dette Sociale (EUR)	4.13	04/25/2017	10,735,000	16,450,853
Canada (CAD)	2.50	09/01/2013	47,000,000	50,273,693
Canada (NZD)	6.25	06/16/2015	18,150,000	16,753,431
Canada Housing Trust (CAD) ††	3.35	12/15/2020	31,000,000	33,119,661
Czech Republic (CZK)	5.00	04/11/2019	784,600,000	50,949,136
Denmark (DKK)	4.00	11/15/2017	375,395,000	79,978,173
France (EUR)	3.50	04/25/2020	19,000,000	28,312,865
France Obligations Assimilables du Tresor (EUR)	2.50	10/25/2020	48,000,000	65,702,622
France Obligations Assimilables du Tresor (EUR)	3.75	04/25/2017	10,400,000	15,967,400
French Treasury Note (EUR)	2.00	07/12/2015	10,400,000	14,931,798
French Treasury Note (EUR)	2.25	02/25/2016	13,750,000	19,796,880
Germany (EUR)	1.75	10/09/2015	8,250,000	11,918,670
Germany (EUR)	2.25	04/11/2014	27,800,000	40,978,000
Germany (EUR)	4.25	07/04/2017	13,280,000	21,500,860
Hungary (HUF)	5.50	02/12/2016	7,257,000,000	36,397,947
Hungary (HUF)	6.75	02/24/2017	3,202,500,000	16,770,012
Kingdom of Denmark (DKK)	2.50	11/15/2016	17,500,000	3,451,296
Kingdom of Denmark (DKK)	3.00	11/15/2021	18,000,000	3,530,220
Korea (KRW)	5.25	09/10/2015	11,400,000,000	11,304,652
Korea (KRW)	5.25	03/10/2027	33,590,000,000	35,292,790
Mexico (MXN)	8.50	11/18/2038	578,300,000	53,370,794
Mexico (MXN)	10.00	12/05/2024	37,720,000	4,082,686
Morocco (EUR)	5.38	06/27/2017	245,000	355,561
Netherlands (EUR) ††	2.50	01/15/2017	6,500,000	9,463,598
New Zealand (NZD)	6.00	12/15/2017	46,290,000	43,823,475
Norway (NOK)	3.75	05/25/2021	235,000,000	46,730,490
Norway (NOK)	4.25	05/19/2017	100,790,000	20,472,727
Norway (NOK)	5.00	05/15/2015	32,100,000	6,509,677
Philippines (EUR)	6.25	03/15/2016	750,000	1,170,678
Poland (PLN)	5.25	10/25/2020	8,400,000	2,905,243
Poland (PLN)	5.50	04/25/2015	123,195,000	44,888,647
Republic of Peru (PEN)	7.84	08/12/2020	4,500,000	1,829,182
Republic of Peru (PEN)	8.20	08/12/2026	1,600,000	675,287
Slovenia (EUR)	4.38	02/06/2019	12,575,000	17,517,904
South Africa (ZAR)	6.75	03/31/2021	255,405,000	34,178,677
Sweden (SEK)	4.50	08/12/2015	466,600,000	80,943,389
Turkey (EUR)	5.50	02/16/2017	620,000	922,058
United Kingdom (GBP)	4.75	03/07/2020	7,000,000	13,279,291

Total Foreign Government Bonds (Cost $1,015,608,554)				1,120,311,100

Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited invested in by the Fund

3

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes: 4.33%

Bermuda: 0.45%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75%	02/16/2021	$5,550,000	$5,570,813
VimpelCom Limited (Telecommunication Services, Diversified Telecommunication Services) ††	7.75	02/02/2021	3,000,000	3,094,290

				8,665,103

Brazil: 0.02%
Banco Votorantim (Financials, Commercial Banks) ††	5.25	02/11/2016	220,000	226,050
BM&F Bovespa SA (Financials, Diversified Financial Services)	5.50	07/16/2020	200,000	207,250

				433,300

Cayman Islands: 0.89%
International Petroleum Investment Company (Energy, Oil, Gas & Consumable Fuels) ††	5.00	11/15/2020	5,700,000	5,742,750
Petroplus Finance Limited (Financials, Consumer Finance)	5.75	01/20/2020	10,185,000	11,171,845

				16,914,595

Germany: 0.80%
Landwirtsch Rentenbank (Financials, Commercial Banks)	2.13	07/15/2016	15,000,000	15,259,080

Ireland: 0.01%
VimpelCom Limited (Telecommunication Services, Diversified Telecommunication Services)	9.13	04/30/2018	240,000	271,200

Kazakhstan: 0.03%
Eurasian Development Bank (Financials, Commercial Banks) ††(i)	7.38	09/29/2014	300,000	331,140
Kazatomprom (Materials, Metals & Mining) ††	6.25	05/20/2015	200,000	212,760

				543,900

Luxembourg: 0.02%
TNK BP Finance SA (Financials, Commercial Banks)	6.63	03/20/2017	400,000	439,000

Netherlands: 0.22%
Mubadala Development Company-Global Medium Term Note (Energy, Oil, Gas & Consumable Fuels) ††	5.50	04/20/2021	3,200,000	3,337,242
VimpelCom Holdings (Telecommunication Services, Diversified Telecommunication Services) ††	7.50	03/01/2022	800,000	800,000

				4,137,242

Panama: 0.58%
Banco De Credito Del Peru (Financials, Commercial Banks) ††	4.75	03/16/2016	10,940,000	11,117,775

Peru: 0.01%
Banco De Credito Del Peru (Financials, Commercial Banks)	4.75	03/16/2016	220,000	223,575

South Africa: 0.30%
Eskom Holdings Limited (Utilities, Electric Utilities) ††	5.75	01/26/2021	225,000	237,938
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	02/15/2017	2,795,000	2,795,000
Transnet Limited (Industrials, Transportation Infrastructure) ††	4.50	02/10/2016	2,500,000	2,629,315

				5,662,253

Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited invested in by the Fund

4

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
United Kingdom: 1.00%
Lloyds TSB Bank plc (Financials, Commercial Banks)		6.38%	01/21/2021	$7,700,000	$8,123,261
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		6.25	12/01/2017	2,500,000	2,772,290
Royal Bank of Scotland plc (Financials, Commercial Banks)		6.13	01/11/2021	7,700,000	8,068,822

					18,964,373

Total Yankee Corporate Bonds and Notes (Cost $78,972,623)					82,631,396

Yankee Government Bonds: 0.47%
Bahamas††		6.95	11/20/2029	400,000	438,000
Colombia		8.13	05/21/2024	775,000	1,048,188
Croatia		6.63	07/14/2020	1,000,000	1,038,750
Dominican Republic		7.50	05/06/2021	500,000	526,250
Philippines		5.50	03/30/2026	2,725,000	2,915,750
Republic of Colombia		4.38	07/12/2021	1,000,000	1,029,000
Republic of Sri Lanka††		6.25	07/27/2021	500,000	514,916
Republic of Sri Lanka		7.40	01/22/2015	435,000	485,025
Russia		7.50	03/31/2030	346,000	413,468
Socialist Republic of Vietnam		6.75	01/29/2020	500,000	530,000

Total Yankee Government Bonds (Cost $8,462,236)					8,939,347

Short-Term Investments: 2.10%

		Yield		Shares

Investment Companies: 2.10%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.02		39,977,910	39,977,910

Total Short-Term Investments (Cost $39,977,910)					39,977,910

Total Investments in Securities (Cost $1,709,986,015)*	97.77%				1,864,498,248
Other Assets and Liabilities, Net	2.23				42,617,149

Total Net Assets	100.00%				$1,907,115,397

††    Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±      Variable rate investments.

@     Foreign bond principal is denominated in local currency.

(i)     Illiquid security

(l)     Investment in an affiliate

(u)    Rate shown is the 7-day annualized yield at period end.

 *      Cost for federal income tax purposes is $1,710,198,323 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$157,239,637
Gross unrealized depreciation	(2,939,712)

Net unrealized appreciation	$154,299,925

Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited invested in by the Fund

5

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$11,960,628	$0	$11,960,628
Foreign corporate bonds	0	594,526,363	0	594,526,363
Foreign government bonds	0	1,126,462,604	0	1,126,462,604
Yankee corporate bonds and notes	0	82,631,396	0	82,631,396
Yankee government bonds	0	8,939,347	0	8,939,347
Short-term investments
Investment companies	39,977,910	0	0	39,977,910

	$39,977,910	$1,824,520,338	$0	$1,864,498,248

As of July 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts	$0	$7,492,156	$0	$7,492,156

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of October 31, 2010	$3,044,467
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	105,478
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	(3,149,945)

Balance as of July 31, 2011	$0

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$0

Derivative transactions

During the nine months ended July 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At July 31, 2011, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at July 31, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
08/01/2011	State Street Bank	40,500,000 EUR	$58,194,421	$57,450,060	$744,361
08/02/2011	State Street Bank	2,900,000,000 JPY	37,669,676	35,777,734	1,891,942
08/19/2011	State Street Bank	7,750,000 EUR	11,131,888	10,921,145	210,743
10/11/2011	State Street Bank	13,300,000,000 JPY	172,904,062	164,159,024	8,745,038
10/11/2011	State Street Bank	1,650,000,000 JPY	21,450,504	21,248,648	201,856
10/14/2011	State Street Bank	15,200,000 EUR	21,802,496	21,674,744	127,752

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at July 31, 2011	In Exchange For	U.S. Value at July 31, 2011	Net Unrealized Gains (Losses)
08/02/2011	State Street Bank	79,550,000 CAD	$83,259,197	6,521,509,000 JPY	$84,711,424	$(1,452,227)
08/02/2011	State Street Bank	6,830,958,500 JPY	88,731,032	79,550,000 CAD	83,259,197	5,471,835
08/10/2011	State Street Bank	35,284,893 EUR	50,692,091	9,450,000,000 HUF	50,302,982	389,109
08/10/2011	State Street Bank	52,615,096 EUR	75,589,552	420,000,000 NOK	77,967,275	(2,377,723)
08/10/2011	State Street Bank	5,214,534 EUR	7,491,467	41,000,000 NOK	7,611,091	(119,624)
08/18/2011	State Street Bank	3,632,321,000 JPY	47,192,316	126,500,000 PLN	45,387,731	1,804,585
09/21/2011	State Street Bank	22,411,128 GBP	36,767,427	2,900,000,000 JPY	37,693,101	(925,674)
09/21/2011	State Street Bank	5,402,082,000 JPY	70,214,214	42,000,000 GBP	68,904,695	1,309,519
10/13/2011	State Street Bank	6,932,656,100 JPY	90,128,369	103,700,000 NZD	90,668,241	(539,872)
10/14/2011	State Street Bank	5,052,079,125 JPY	65,680,454	45,545,000 EUR	65,328,598	351,856
10/14/2011	State Street Bank	459,204,100 JPY	5,969,965	4,100,000 EUR	5,880,936	89,029
10/25/2011	State Street Bank	11,063,157,000 JPY	143,843,662	132,200,000 AUD	143,720,333	123,329
11/02/2011	State Street Bank	6,502,257,900 JPY	84,549,112	79,550,000 CAD	83,086,146	1,462,966

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at July 31, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
08/01/2011	State Street Bank	7,775,000 EUR	$11,171,892	$11,028,293	$(143,599)
08/01/2011	State Street Bank	12,650,000 EUR	18,176,776	17,674,580	(502,196)
08/01/2011	State Street Bank	15,167,922 EUR	21,794,776	21,670,410	(124,366)
08/02/2011	State Street Bank	768,500,000 JPY	9,982,464	9,406,595	(575,869)
08/02/2011	State Street Bank	1,400,000,000 JPY	18,185,361	17,731,619	(453,742)
08/02/2011	State Street Bank	1,268,110,159 JPY	16,472,172	16,321,644	(150,528)

08/19/2011	State Street Bank	800,000 EUR	1,149,098	1,138,720	(10,378)
08/19/2011	State Street Bank	6,950,000 EUR	9,982,790	9,672,871	(309,919)
08/24/2011	State Street Bank	217,000,000 ZAR	32,366,306	31,122,266	(1,244,040)
10/14/2011	State Street Bank	883,900,000 CZK	52,509,322	50,907,101	(1,602,221)
10/18/2011	State Street Bank	45,600,000 ZAR	6,746,785	6,568,996	(177,789)
10/18/2011	State Street Bank	424,000,000 DKK	81,629,196	80,478,315	(1,150,881)
10/18/2011	State Street Bank	5,430,000 TRY	3,168,432	3,253,250	84,818

The Fund had average market values of $884,348,495 and $162,481,881 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2011.

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 92.15%

Australia: 3.83%
Amcor Limited (Materials, Containers & Packaging)	375,400	$2,903,399
BHP Billiton Limited (Materials, Metals & Mining)	29,500	1,342,369
Newcrest Mining Limited (Materials, Metals & Mining)	145,051	6,302,415

		10,548,183

Cayman Islands: 0.99%
CST Mining Group Limited (Financials, Capital Markets)†	29,296,000	759,300
Pico Far East Holdings Limited (Consumer Discretionary, Media)†	2,731,700	550,283
SOHO China Limited (Financials, Real Estate Management & Development)	1,570,000	1,424,205

		2,733,788

China: 8.55%
Air China (Industrials, Airlines)	1,400,000	1,480,160
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	16,000	2,513,120
China Animal Healthcare Limited (Health Care, Pharmaceuticals)	2,724,000	610,813
China Construction Bank (Financials, Commercial Banks)	3,074,000	2,476,949
China Datang Corporation (Utilities, Electric Utilities)	4,722,000	1,078,449
China Life Insurance Company Limited (Financials, Insurance)	567,000	1,891,516
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	1,412,000	1,393,204
Chongqing Rural Commercial Bank (Financials, Commercial Banks)	2,084,000	1,205,946
Huaneng Power International Incorporated (Electric, Gas & Sanitary Services, Independent Power Producers & Energy Traders)	2,494,000	1,225,600
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	3,511,000	2,671,401
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,422,000	2,014,291
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	2,554,000	1,356,672
Sinopharm Group Company Limited (Health Care, Health Care Providers & Services)	412,800	1,202,317
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	1,218,500	2,429,574

		23,550,012

Hong Kong: 6.97%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,188,000	1,524,365
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	139,500	1,388,064
CNPC (Hong Kong) Limited (Energy, Oil, Gas & Consumable Fuels)	1,048,000	1,753,446
First Pacific Company Limited (Financials, Diversified Financial Services)	1,626,000	1,637,735
Guangdong Investment Limited (Financials, Real Estate Management & Development)	6,154,000	3,324,246
Haitong International Securities Company Limited (Financials, Diversified Financial Services)	459,000	243,818
New World Development Limited (Financials, Real Estate Management & Development)	807,000	1,188,691
Newton Resources Limited (Consumer Discretionary, Diversified Consumer Services)	4,803	1,097
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	538,000	1,387,496
Shun Tak Holdings Limited (Industrials, Marine)	4,894,000	3,227,607
Sparkle Roll Group Limited (Consumer Discretionary, Distributors)†	10,664,000	1,984,000
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	223,500	287,342
Welling Holding Limited (Consumer Discretionary, Household Durables)	5,788,400	1,262,586

		19,210,493

India: 3.84%
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	262,000	1,224,327
Future Mall Management Limited (Financials, Real Estate Management & Development)†(i)	85	96
Infosys Technologies Limited (Information Technology, IT Services)†	22,100	1,388,264
Mundra Port & Special Economic Zone Limited (Industrials, Transportation Infrastructure)	642,300	2,086,494
Prestige Estates Projects Limited (Financials, Real Estate Management & Development)	435,200	1,299,002
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)†	93,600	1,753,703
Shree Renuka Sugars Limited (Consumer Staples, Food Products)†	1,790,300	2,842,035

		10,593,921

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security Name	Shares	Value
Indonesia: 3.32%
Lippo Karawaci TBK PT (Financials, Real Estate Management & Development)	53,731,000	$4,929,160
Nippon Indosari Corpindo TBK PT (Consumer Staples, Food Products)	5,120,000	2,107,615
Telekomunikasi Indonesia TBK PT (Telecommunication Services, Diversified Telecommunication Services)	2,461,000	2,127,415

		9,164,190

Italy: 0.24%
Prada SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	107,700	656,391

Japan: 25.64%
All Nippon Airways Company Limited (Industrials, Airlines)	855,000	2,898,682
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	119,200	4,768,929
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	760	3,455,219
JS Group Corporation (Industrials, Building Products)	53,200	1,331,641
Marubeni Corporation (Industrials, Trading Companies & Distributors)	402,000	3,018,198
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	210,600	5,643,538
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	474,000	5,584,439
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	219,000	3,937,079
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	824,600	4,198,782
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	227,000	4,331,532
Modec Incorporated (Energy, Energy Equipment & Services)«	155,900	2,875,599
Nabtesco Corporation (Industrials, Machinery)	65,000	1,648,113
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	114,400	5,646,814
SMC Corporation (Industrials, Machinery)	16,300	3,004,442
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	35,100	1,372,358
Sony Corporation (Consumer Discretionary, Household Durables)	152,300	3,851,765
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	163,600	5,172,467
Tadano Limited (Industrials, Machinery)	502,000	3,058,232
THK Company Limited (Industrials, Machinery)	113,000	2,922,426
Toho Titanium Company Limited (Materials, Metals & Mining)†«	70,000	1,919,465

		70,639,720

Malaysia: 3.49%
Media Prima Berhad (Consumer Discretionary, Media)	1,104,800	1,094,377
Mudajaya Group Berhad (Industrials, Construction & Engineering)	1,230,933	1,327,151
Petronas Chemicals Group Berhad (Materials, Chemicals)	1,177,320	2,717,197
Selangor Properties Berhad (Financials, Real Estate Management & Development)†	553,800	664,261
Supermax Corporation Berhad (Health Care, Health Care Equipment & Supplies)†	1,094,000	1,352,756
Tenaga Nasional Berhad (Utilities, Electric Utilities)	1,186,700	2,450,967

		9,606,709

New Zealand: 1.09%
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	1,300,400	3,000,169

Philippines: 4.97%
Ayala Corporation (Financials, Diversified Financial Services)	302,400	2,339,402
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	50,450	2,873,280
Robinsons Land Company (Financials, Real Estate Management & Development)†	8,159,250	2,575,179
San Miguel Corporation (Consumer Staples, Beverages)	1,949,330	5,897,949

		13,685,810

Singapore: 15.22%
Ascendas REIT (Financials, REIT)	783,000	1,326,568
Ascott Residence Trust (Financials, REIT)	2,888,380	2,842,563
Cache Logistics Trust (Financials, REIT)	1,784,000	1,466,788

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Singapore (continued)
CapitaLand Limited (Financials, Real Estate Management & Development)	1,086,000	$2,615,563
Capitaretail China Trust (Financials, REIT)	1,348,200	1,388,396
CDL Hospitality Trusts (Financials, REIT)	2,457,000	4,244,299
DBS Group Holdings Limited (Financials, Commercial Banks)	238,734	3,079,096
Ezra Holdings Limited (Energy, Energy Equipment & Services)	1,041,700	1,085,735
First REIT (Financials, REIT)	1,151,000	783,839
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	282,000	1,405,199
Frasers Centrepoint Trust (Financials, REIT)	2,194,000	2,806,046
Hyflux Limited (Utilities, Water Utilities)	1,620,000	2,636,990
K-Green Trust (Financials, Diversified Financial Services)	121,800	108,235
Kingsmen Creative Limited (Industrials, Commercial Services & Supplies)	2,055,100	972,849
Mapletree Industrial Trust (Financials, REIT)	2,108,000	2,144,589
Mobilone Limited (Telecommunication Services, Wireless Telecommunication Services)	707,000	1,532,489
SembCorp Marine Limited (Industrials, Machinery)	463,000	2,076,406
SIA Engineering Company (Industrials, Transportation Infrastructure)	393,000	1,321,859
Singapore Airlines Limited (Industrials, Airlines)	174,000	2,046,209
Singapore Exchange Limited (Financials, Diversified Financial Services)	217,000	1,346,225
SMRT Corporation Limited (Industrials, Transportation Infrastructure)†	1,295,000	1,978,905
Wing Tai Holdings Limited (Financials, Real Estate Management & Development)	2,220,000	2,728,677

		41,937,525

South Korea: 6.73%
Crucialtec Company Limited (Information Technology, Electronic Equipment & Instruments)†	62,900	1,184,260
KCC Corporation (Industrials, Building Products)	5,300	1,759,461
KT&G Corporation (Consumer Staples, Tobacco)	24,700	1,536,868
LG Phillips LCD Company Limited (Information Technology, Electronic Equipment & Instruments)†	32,840	845,685
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)†	8,800	3,801,954
Poongsan Corporation (Materials, Metals & Mining)	37,000	1,565,209
POSCO (Materials, Metals & Mining)†	8,400	3,700,844
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,200	4,162,762

		18,557,043

Taiwan: 2.81%
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment & Instruments)†	531,000	1,602,088
Hon Hai Precision Industry Company Limited (Information Technology, Computers & Peripherals)	422,400	1,205,581
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,976,000	4,933,918

		7,741,587

Thailand: 2.63%
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)†	6,921,500	1,438,837
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	56,650	1,386,572
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	4,797,400	1,479,835
PTT Chemical PCL ADR (Materials, Chemicals)	266,600	1,452,557
Siam Cement PCL (Materials, Construction Materials)	102,100	1,499,407

		7,257,208

United Kingdom: 1.83%
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	1,363,000	2,150,735
Rio Tinto plc (Materials, Metals & Mining)	41,000	2,893,879

		5,044,614

Total Common Stocks (Cost $242,727,422)		253,927,363

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security Name				Shares	Value
Investment Companies: 1.62%

Hong Kong: 1.62%
iShares MSCI China Index ETF				2,782,431	$4,469,740

Total Investment Companies (Cost $4,701,982)					4,469,740

			Expiration Date

Warrants: 0.36%

United Kingdom
HSBC Bank plc (Financials, Commercial Banks)†(a)			08/11/2020	590,000	985,305

Total Warrants (Cost $1,001,568)					985,305

Short-Term Investments: 4.79%

		Yield

Investment Companies: 4.79%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02%		10,924,651	10,924,651
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)		0.14		2,265,000	2,265,000

Total Short-Term Investments (Cost $13,189,651)					13,189,651

Total Investments in Securities (Cost $261,620,623)*	98.92%				272,572,059
Other Assets and Liabilities, Net	1.08				2,978,306

Total Net Assets	100.00%				$275,550,365

†	Non-income earning security.
«	All or a portion of this security is on loan.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $261,809,670 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,107,160
Gross unrealized depreciation	(7,344,771)

Net unrealized appreciation	$10,762,389

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Asia Pacific Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$253,927,363	$0	$0	$253,927,363
Investment companies	4,469,740	0	0	4,469,740
Warrants	0	985,305	0	985,305
Short-term investments
Investment companies	10,924,651	2,265,000	0	13,189,651

	$269,321,754	$3,250,305	$0	$272,572,059

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.42%

Australia: 2.79%
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	20,176	$461,705
Bendigo Bank Limited (Financials, Commercial Banks)	27,784	269,828
Brambles Limited (Industrials, Commercial Services & Supplies)	24,388	185,673
Fairfax Media Limited (Consumer Discretionary, Media) «	116,736	112,857
Goodman Fielder Limited (Consumer Staples, Food Products)	131,780	130,296
GPT Group (Financials, REIT)	56,263	186,050
National Australia Bank Limited (Financials, Commercial Banks)	14,739	388,615
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,730	112,245

		1,847,269

Austria: 0.89%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	8,418	336,385
Voestalpine AG (Materials, Metals & Mining) «	4,812	249,816

		586,201

Belgium: 0.89%
Delhaize Group (Consumer Staples, Food & Staples Retailing)	2,947	212,235
KBC Groep NV (Financials, Commercial Banks)	4,681	166,001
Solvay SA (Materials, Chemicals)	1,398	210,722

		588,958

Bermuda: 0.33%
Bunge Limited (Consumer Staples, Food Products)	3,204	220,467

Canada: 3.58%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing)	13,502	426,067
Bank of Nova Scotia (Financials, Commercial Banks) «	5,746	325,834
Barrick Gold Corporation (Materials, Metals & Mining)	2,281	108,744
Bombardier Incorporated (Industrials, Aerospace & Defense)	42,000	254,079
CGI Group Incorporated (Information Technology, IT Services)†	8,948	192,362
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	4,627	225,672
National Bank of Canada (Financials, Commercial Banks)	4,010	310,786
Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	11,376	265,394
Research in Motion Limited (Information Technology, Communications Equipment)†	4,001	100,208
Sun Life Financial Incorporated (Financials, Insurance)	5,674	156,837

		2,365,983

Finland: 0.84%
Sampo Oyj (Financials, Insurance)	5,921	180,963
Stora Enso Oyj (Materials, Paper & Forest Products)	19,772	170,746
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	13,286	207,515

		559,224

France: 5.62%
Arkema (Industrials, Professional Services)	1,730	169,410
AXA SA (Financials, Insurance)	14,607	275,163
BNP Paribas SA (Financials, Commercial Banks)	7,268	474,808
Cap Gemini SA (Information Technology, IT Services)	2,860	141,265
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	651	104,299
CNP Assurances (Financials, Insurance)	10,668	206,020
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	2,831	238,621
Natixis (Financials, Commercial Banks)	32,627	148,990
Peugeot SA (Consumer Discretionary, Automobiles)	4,857	185,223
Renault SA (Consumer Discretionary, Automobiles)	3,475	186,073

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
France (continued)
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	9,107	$710,430
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,086	276,099
Vivendi SA (Consumer Discretionary, Media)	19,838	476,180
Wendel SA (Industrials, Industrial Conglomerates)	1,077	124,283

		3,716,864

Germany: 4.06%
Allianz AG (Financials, Insurance)	329	43,048
BASF SE (Materials, Chemicals)	6,857	622,895
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	5,273	529,010
Commerzbank AG (Financials, Commercial Banks)	20,652	78,876
Deutsche Lufthansa AG (Industrials, Airlines)	3,639	73,466
E.ON AG (Utilities, Electric Utilities)	15,075	416,329
Fresenius SE (Health Care, Health Care Equipment & Supplies)	3,050	326,719
Hannover Rueckversicherung AG (Financials, Insurance)	2,435	126,781
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	18,504	186,305
Suedzucker AG (Consumer Staples, Food Products) «	8,011	283,171

		2,686,600

Hong Kong: 1.27%
Cathay Pacific Airways (Industrials, Airlines)	64,000	148,303
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	77,000	193,840
The Link REIT (Financials, REIT)	23,000	80,417
Wharf Holdings Limited (Financials, Real Estate Management & Development)	26,000	191,320
Wheelock & Company (Financials, Real Estate Management & Development)	52,000	223,512

		837,392

Italy: 1.70%
Enel SpA (Energy, Oil, Gas & Consumable Fuels)	82,382	475,866
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	15,994	348,863
Finmeccanica SpA (Industrials, Aerospace & Defense)	13,877	106,878
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	18,256	189,920

		1,121,527

Japan: 11.21%
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	19,000	239,644
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	10,000	123,920
Asahi Glass Company Limited (Industrials, Building Products)	11,000	127,596
Central Japan Railway Company (Industrials, Road & Rail)	28	241,865
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	10,000	200,039
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	11,000	125,167
Daihatsu Motor Company Limited (Consumer Discretionary, Automobiles)	6,000	105,449
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	2,900	279,509
Eisai Company Limited (Health Care, Pharmaceuticals)	4,600	187,023
Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	74,000	460,427
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,600	185,802
Itochu Corporation (Industrials, Trading Companies & Distributors)	34,000	393,064
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	98	114,313
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	37,000	267,702
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	26	193,180
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	11,000	86,160
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	6,200	166,144
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	62,000	315,698
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	1,400	60,557
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	28,000	529,194
Mitsui Chemicals Incorporated (Materials, Chemicals)	54,000	206,222
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	184,000	303,540

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)
Nippon Meat Packers Incorporated (Consumer Staples, Food Products)	13,000	$181,529
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	8,000	394,882
Nomura Research Institute Limited (Information Technology, IT Services)	5,400	128,924
ORIX Corporation (Financials, Consumer Finance)	1,900	205,832
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	10,000	215,237
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	9,000	86,744
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	18,000	254,387
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	10,300	325,650
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	6,900	329,382
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	14,000	176,034
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	25,000	198,091
		7,408,907

Mauritius: 0.45%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	494,000	299,493

Netherlands: 1.75%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	6,270	225,099
Delta Lloyd NV (Financials, Insurance)	7,647	167,896
Heineken NV (Consumer Staples, Beverages)	5,592	331,691
Koninklijke DSM NV (Materials, Chemicals)	5,012	285,297
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	18,601	147,163
		1,157,146

New Zealand: 0.37%
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	105,017	242,286

Norway: 0.55%
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	14,715	363,755

Portugal: 0.26%
Energias de Portugal SA (Utilities, Electric Utilities)	48,724	169,428

Singapore: 0.58%
United Overseas Land Limited (Financials, Real Estate Management & Development)	50,000	214,268
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	141,000	170,380
		384,648

Spain: 1.31%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	15,305	161,090
Gas Natural SDG SA (Utilities, Gas Utilities)	9,634	194,288
Indra Sistemas SA (Information Technology, IT Services)	8,090	160,767
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	10,984	347,618
		863,763

Sweden: 1.26%
Boliden AB (Materials, Metals & Mining)	11,456	198,842
Getinge AB (Health Care, Health Care Equipment & Supplies)	4,748	128,371
Kinnevik Investment AB (Financials, Diversified Financial Services)	8,234	190,295
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	21,865	319,040
		836,548

Switzerland: 2.13%
ACE Limited (Financials, Insurance)	3,645	244,142

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Switzerland (continued)
Aryzta AG (Consumer Staples, Food Products)	3,654	$200,098
Lonza Group AG (Health Care, Life Sciences Tools & Services)	2,240	191,398
Nestle SA (Consumer Staples, Food Products)	4,027	257,108
Novartis AG (Health Care, Pharmaceuticals)	8,369	515,719

		1,408,465

United Kingdom: 7.89%
Associated British Foods plc (Consumer Staples, Food Products)	10,364	182,199
AstraZeneca plc (Health Care, Pharmaceuticals)	12,476	608,833
Aviva plc (Financials, Insurance)	36,973	242,029
BAE Systems plc (Industrials, Aerospace & Defense)	33,945	169,386
Balfour Beatty plc (Industrials, Construction & Engineering)	25,506	127,108
Barclays plc (Financials, Commercial Banks)	70,548	258,236
BHP Billiton plc (Materials, Metals & Mining)	24,102	899,250
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	52,700	117,300
HSBC Holdings plc (Financials, Commercial Banks)	19,928	194,466
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	13,690	475,721
Legal & General Group plc (Financials, Insurance)	47,964	88,336
National Grid plc (Utilities, Multi-Utilities)	24,593	240,998
Old Mutual plc (Financials, Insurance)	123,488	257,631
Resolution Limited (Financials, Insurance)	40,507	183,646
Rio Tinto plc (Materials, Metals & Mining)	4,841	341,689
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	12,201	448,512
Scottish & Southern Energy plc (Utilities, Electric Utilities)	5,517	118,360
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	92,628	261,516

		5,215,216

United States: 48.69%
Activision Blizzard Incorporated (Information Technology, Software)«	9,255	109,579
AES Corporation (Utilities, Independent Power Producers & Energy Traders)†	5,597	68,899
Aetna Incorporated (Health Care, Health Care Providers & Services)	4,350	180,482
AFLAC Incorporated (Financials, Insurance)	2,419	111,419
Ameriprise Financial Incorporated (Financials, Capital Markets)	4,222	228,410
Annaly Capital Management Incorporated (Financials, REIT)	5,726	96,082
Apple Incorporated (Information Technology, Computers & Peripherals)†	2,609	1,018,762
Applied Materials Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	16,145	198,906
Archer Daniels Midland Company (Consumer Staples, Food Products)	5,929	180,123
Arrow Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)†	6,552	227,682
Assurant Incorporated (Financials, Insurance)	4,690	167,058
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	20,839	609,749
AutoZone Incorporated (Consumer Discretionary, Specialty Retail)†	991	282,881
Bank of America Corporation (Financials, Diversified Financial Services)	8,145	79,088
Best Buy Company Incorporated (Consumer Discretionary, Specialty Retail)	5,413	149,399
Biogen Idec Incorporated (Health Care, Biotechnology)†	2,434	247,952
Capital One Financial Corporation (Financials, Consumer Finance)	6,194	296,073
Caterpillar Incorporated (Industrials, Machinery)	1,930	190,665
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	9,450	982,989
Citigroup Incorporated (Financials, Diversified Financial Services)«	6,733	258,143
Cliffs Natural Resources Incorporated (Materials, Metals & Mining)	2,900	260,478
Coca-Cola Enterprises Incorporated (Consumer Staples, Beverages)	12,340	346,877
ConocoPhillips Company (Energy, Oil, Gas & Consumable Fuels)	4,246	305,670
Constellation Brands Incorporated Class A (Consumer Staples, Beverages)†	7,236	147,542
CSX Corporation (Industrials, Road & Rail)	16,057	394,520
CVS Caremark Corporation (Consumer Staples, Food & Staples Retailing)	14,414	523,949
Darden Restaurants Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,655	84,074
Dean Foods Company (Consumer Staples, Food Products)†	14,072	155,073
Deere & Company (Industrials, Machinery)	4,325	339,556
Dell Incorporated (Information Technology, Computers & Peripherals)†	30,524	495,710
Devon Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	4,761	374,691
DIRECTV (Consumer Discretionary, Media)†	3,676	$186,300
Discover Financial Services (Financials, Consumer Finance)	8,369	214,330
Dish Network Corporation (Consumer Discretionary, Media)†	9,093	269,426
Dow Chemical Company (Materials, Chemicals)	4,762	166,051

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
United States (continued)
Duke Energy Corporation (Utilities, Electric Utilities)	5,600	$104,160
E.I. du Pont de Nemours & Company (Materials, Chemicals)	3,392	174,417
Eastman Chemical Company (Materials, Chemicals)	2,380	229,884
Eli Lilly & Company (Health Care, Pharmaceuticals)	13,117	502,381
Energizer Holdings Incorporated (Consumer Staples, Household Products)«†	1,762	142,088
Entergy Corporation (Utilities, Electric Utilities)	3,115	208,082
Exxon Mobil Corporation (Energy, Oil, Gas & Consumable Fuels)	12,273	979,263
FedEx Corporation (Industrials, Air Freight & Logistics)	2,798	243,090
Fifth Third Bancorp (Financials, Commercial Banks)	7,111	89,954
Ford Motor Company (Consumer Discretionary, Automobiles)†	34,818	425,128
Freeport-McMoRan Copper & Gold Incorporated Class B (Materials, Metals & Mining)	8,843	468,325
Gannett Company Incorporated (Consumer Discretionary, Media)	8,639	110,234
General Dynamics Corporation (Industrials, Aerospace & Defense)	3,923	267,313
General Electric Company (Industrials, Industrial Conglomerates)	32,541	582,809
Goldman Sachs Group Incorporated (Financials, Capital Markets)	915	123,498
Google Incorporated Class A (Information Technology, Internet Software & Services)†	381	230,006
Halliburton Company (Energy, Energy Equipment & Services)	3,525	192,923
Hartford Financial Services Group Incorporated (Financials, Insurance)	8,611	201,670
Hess Corporation (Energy, Oil, Gas & Consumable Fuels)	1,169	80,147
Hewlett-Packard Company (Information Technology, Computers & Peripherals)	9,054	318,339
Humana Incorporated (Health Care, Health Care Providers & Services)	4,965	370,290
Intel Corporation (Information Technology, Semiconductors & Semiconductor Equipment)«	32,063	715,967
International Business Machines Corporation (Information Technology, IT Services)	5,799	1,054,548
Johnson & Johnson (Health Care, Pharmaceuticals)	3,841	248,858
JPMorgan Chase & Company (Financials, Diversified Financial Services)	15,144	612,575
KeyCorp (Financials, Commercial Banks)	26,968	216,823
KLA-Tencor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,832	232,230
Kroger Company (Consumer Staples, Food & Staples Retailing)	10,711	266,383
L-3 Communications Holdings Incorporated (Industrials, Aerospace & Defense)«	2,954	233,720
Limited Brands Incorporated (Consumer Discretionary, Specialty Retail)	3,422	129,557
Lockheed Martin Corporation (Industrials, Aerospace & Defense)«	3,204	242,639
Lorillard Incorporated (Consumer Staples, Tobacco)	1,954	207,554
Lowe’s Companies Incorporated (Consumer Discretionary, Specialty Retail)	8,744	188,696
LSI Logic Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	10,940	80,518
Macy’s Incorporated (Consumer Discretionary, Multiline Retail)«	13,200	381,084
Marathon Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	10,221	316,544
Marathon Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	5,110	223,767
McDonald’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	723	62,525
McKesson Corporation (Health Care, Health Care Providers & Services)	3,332	270,292
Merck & Company Incorporated (Health Care, Pharmaceuticals)	20,071	685,023
Microsoft Corporation (Information Technology, Software)	35,664	977,194
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	3,630	233,119
Nisource Incorporated (Utilities, Multi-Utilities)	8,616	173,440
Northrop Grumman Corporation (Industrials, Aerospace & Defense)	5,772	349,264
Oracle Corporation (Information Technology, Software)	22,715	694,625
Parker Hannifin Corporation (Industrials, Machinery)	2,056	162,465
Pepco Holdings Incorporated (Utilities, Electric Utilities)«	9,505	177,553
Pfizer Incorporated (Health Care, Pharmaceuticals)	36,538	702,991
Philip Morris International (Consumer Staples, Tobacco)	7,445	529,861
PNC Financial Services Group Incorporated (Financials, Commercial Banks)	4,942	268,301
PPG Industries Incorporated (Materials, Chemicals)	1,879	158,212
Procter & Gamble Company (Consumer Staples, Household Products)	1,431	87,992
Prudential Financial Incorporated (Financials, Insurance)	4,623	271,278
Raytheon Company (Industrials, Aerospace & Defense)	5,196	232,417
RR Donnelley & Sons Company (Industrials, Commercial Services & Supplies)	9,277	174,500
Ryder System Incorporated (Industrials, Road & Rail)	3,648	205,455
Simon Property Group Incorporated (Financials, REIT)	1,891	227,884
SLM Corporation (Financials, Consumer Finance)	17,165	267,602
Southwest Airlines Company (Industrials, Airlines)«	13,931	138,753
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	1,703	307,040
Target Corporation (Consumer Discretionary, Multiline Retail)	2,115	108,901
The Travelers Companies Incorporated (Financials, Insurance)	2,487	137,108
Thermo Fisher Scientific Incorporated (Health Care, Life Sciences Tools & Services)†	3,875	232,849
TRW Automotive Holdings Corporation (Consumer Discretionary, Auto Components)«†	3,309	167,005

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name				Shares	Value
United States (continued)
Tyson Foods Incorporated Class A (Consumer Staples, Food Products)«				10,036	$176,232
United Technologies Corporation (Industrials, Aerospace & Defense)				1,760	145,798
UnitedHealth Group Incorporated (Health Care, Health Care Providers & Services)				10,920	541,960
UnumProvident Corporation (Financials, Insurance)				8,549	208,510
US Bancorp (Financials, Commercial Banks)				5,018	130,769
Valero Energy Corporation (Energy, Oil, Gas & Consumable Fuels)				11,305	283,982
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)«				5,484	193,530
Wal-Mart Stores Incorporated (Consumer Staples, Food & Staples Retailing)				12,372	652,128
WellPoint Incorporated (Health Care, Health Care Providers & Services)				5,215	352,273
Whirlpool Corporation (Consumer Discretionary, Household Durables)				2,259	156,393
					32,189,276

Total Common Stocks (Cost $56,791,710)					65,069,416

		Dividend Yield

Preferred Stocks: 0.78%

Germany: 0.78%
Volkswagen AG (Consumer Discretionary, Automobiles)		1.81%		2,578	516,568

Total Preferred Stocks (Cost $326,603)					516,568

Short-Term Investments: 5.93%

		Yield

Investment Companies: 5.78%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02		334,967	334,967
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)		0.14		3,483,599	3,483,599

					3,818,566

			Maturity Date	Principal

US Treasury Bills: 0.15%
US Treasury Bill#		0.07	10/06/2011	$100,000	99,986

Total Short-Term Investments (Cost $3,918,565)					3,918,552

Total Investments in Securities (Cost $61,036,878)*	105.16%				69,504,536
Other Assets and Liabilities, Net	(5.16)%				(3,389,297)

Total Net Assets	100.00%				$66,115,239

†      Non-income earning security.

«       All or a portion of this security is on loan.

#       All or a portion of this security is segregated as collateral for investment in derivative transactions.

(l)     Investment in an affiliate

(u)    Rate shown is the 7-day annualized yield at period end.

(r)    The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)    Security represents investment of cash collateral received from securities on loan.

 *      Cost for federal income tax purposes is $61,092,070 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,242,725
Gross unrealized depreciation	(2,830,259)

Net unrealized appreciation	$8,412,466

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Disciplined Global Equity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Asset and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$65,069,416	$0	$0	$65,069,416
Preferred stocks	516,568	0	0	516,568
Short-term investments
Investment companies	334,967	3,483,599	0	3,818,566
US Treasury bills	99,986	0	0	99,986

Total	$66,020,937	$3,483,599	$0	$69,504,536

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

As of July 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(10,942)	$0	$0	$(10,942)

Derivative transactions

During the nine months ended July 31, 2011, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

At July 31, 2011, the Fund had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Notional Amount	Value at July 31, 2011	Net Unrealized Gains (Losses)
September 2011	3 Long	Euro STOXX 50 Index	$119,103	$115,268	$(3,835)
September 2011	1 Long	FTSE 100 Index	94,159	94,950	791
September 2011	1 Long	Nikkei 225 Index	64,662	63,779	(883)
September 2011	5 Long	S&P 500 E-Mini Index	329,115	322,100	(7,015)

The Fund had an average notional amount of $697,541 in long futures contracts during the nine months ended July 31, 2011.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 93.77%

Argentina: 0.25%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	73,337	$929,913
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	10,320	439,322

		1,369,235

Australia: 3.67%
AMP Limited (Financials, Insurance)	119,232	597,307
Asciano Group (Industrials, Road & Rail)	1,329,235	2,438,698
Bendigo Bank Limited (Financials, Commercial Banks)	160,200	1,555,803
BlueScope Steel Limited (Industrials, Professional Services)	166,200	208,150
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	209,000	1,122,781
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	25,462	316,090
Commonwealth Bank of Australia (Financials, Commercial Banks)	26,232	1,419,887
Downer EDI Limited (Industrials, Commercial Services & Supplies)	199,250	838,372
Foster’s Group Limited (Consumer Staples, Beverages)	488,214	2,708,578
Goodman Fielder Limited (Consumer Staples, Food Products)	739,500	731,174
Grain Corporation Limited (Consumer Staples, Food Products)	101,500	876,452
Macquarie Group Limited (Financials, Capital Markets)	20,402	617,944
Metcash Limited (Consumer Staples, Food & Staples Retailing)	202,900	927,289
Newcrest Mining Limited (Materials, Metals & Mining)	37,574	1,632,577
OneSteel Limited (Materials, Metals & Mining)	426,000	826,027
Perilya Limited (Industrials, Professional Services)	397,900	312,542
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	402,500	1,322,138
Treasury Wine Estates Limited (Consumer Staples, Beverages)†	153,064	578,457
Westpac Banking Corporation (Financials, Commercial Banks)	37,629	844,147

		19,874,413

Austria: 0.42%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	38,100	1,522,482
Voestalpine AG (Materials, Metals & Mining)«	14,300	742,387

		2,264,869

Belgium: 2.01%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	134,719	7,781,821
Delhaize Group (Consumer Staples, Food & Staples Retailing)	19,500	1,404,339
Dexia (Financials, Commercial Banks)†	11,500	30,570
KBC Groep NV (Financials, Commercial Banks)	27,900	989,409
Tessenderlo Chemie NV (Materials, Chemicals)†	16,800	675,917

		10,882,056

Brazil: 0.91%
Banco Bradesco SA ADR (Financials, Commercial Banks)	38,746	745,086
Banco do Brasil SA (Financials, Commercial Banks)	63,900	1,083,232
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	36,800	1,098,649
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	58,965	2,003,041

		4,930,008

Canada: 3.10%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	69,669	2,196,664
Canadian National Railway Company (Industrials, Road & Rail)«	13,490	1,009,861
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	51,167	2,066,066
Canadian Pacific Railway Limited (Industrials, Road & Rail)«	80,198	5,121,444
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	20,392	598,239
Goldcorp Incorporated (Materials, Metals & Mining)	22,391	1,070,747
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	18,700	912,052
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	25,000	1,239,468

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Canada (continued)
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	32,415	$1,242,386
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	26,493	1,312,658

		16,769,585

China: 3.44%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	42,208	6,629,611
China Construction Bank (Financials, Commercial Banks)	1,187,190	956,607
China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	1,959,000	995,367
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	26,432	1,317,107
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	2,102,000	2,074,018
China Railway Construction Corporation (Industrials, Construction & Engineering)	480,000	294,390
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	11,703	539,508
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)«†	14,572	736,177
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	2,404,000	1,276,992
SINA Corporation (Information Technology, Internet Software & Services)«†	17,997	1,945,296
Sinopharm Group Company Limited (Health Care, Health Care Providers & Services)	94,328	274,739
Tencent Holdings Limited (Information Technology, Internet Software & Services)	31,000	806,646
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	248,640	776,826

		18,623,284

Denmark: 0.55%
Carlsberg A/S (Consumer Staples, Beverages)	13,097	1,288,267
Danske Bank A/S (Financials, Commercial Banks)	16,000	310,134
H. Lundbeck A/S (Health Care, Pharmaceuticals)	55,400	1,390,115

		2,988,516

Finland: 0.26%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	134,400	783,292
TietoEnator Oyj (Information Technology, IT Services)	43,100	639,741

		1,423,033

France: 9.54%
Alstom SA (Industrials, Machinery)	22,019	1,162,895
Arkema (Industrials, Professional Services)	910	89,111
AXA SA (Financials, Insurance)	26,100	491,665
BNP Paribas SA (Financials, Commercial Banks)	61,969	4,048,350
Compagnie de Saint-Gobain (Industrials, Building Products)	26,426	1,534,049
Credit Agricole SA (Financials, Commercial Banks)	110,292	1,365,768
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	116,463	2,416,470
Groupe Danone (Consumer Staples, Food Products)	44,250	3,166,423
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,700	3,070,316
Pernod-Ricard (Consumer Staples, Beverages)	62,354	6,192,904
Peugeot SA (Consumer Discretionary, Automobiles)	20,473	780,744
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	12,264	2,273,255
Publicis Groupe (Consumer Discretionary, Media)	42,440	2,164,557
Rallye SA (Consumer Staples, Food & Staples Retailing)†	11,289	441,297
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	60,262	4,700,994
Schneider Electric SA (Industrials, Electrical Equipment)	15,311	2,225,337
SCOR SE (Financials, Insurance)	50,500	1,304,327
Societe Generale (Financials, Commercial Banks)	7,120	355,364
Technip SA (Energy, Energy Equipment & Services)	20,980	2,301,960
Thales SA (Industrials, Aerospace & Defense)	15,000	642,402
Total SA (Energy, Oil, Gas & Consumable Fuels)	64,063	3,477,728
Unibail-Rodamco (Financials, Real Estate Management & Development)	16,419	3,666,267
Vinci SA (Industrials, Construction & Engineering)	35,963	2,093,879

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
France (continued)
Vivendi SA (Consumer Discretionary, Media)	71,400	$1,713,843

		51,679,905

Germany: 9.47%
Allianz AG (Financials, Insurance)	30,180	3,948,873
BASF SE (Materials, Chemicals)	51,654	4,692,289
Bayer AG (Health Care, Pharmaceuticals)	92,574	7,439,781
Beiersdorf AG (Consumer Staples, Personal Products)	29,338	1,893,004
Brenntag AG (Materials, Chemicals)	13,731	1,403,399
Daimler AG (Consumer Discretionary, Automobiles)	63,378	4,613,495
Deutsche Bank AG (Financials, Capital Markets)	23,800	1,317,315
Deutsche Boerse AG (Financials, Capital Markets)	10,063	747,268
E.ON AG (Utilities, Electric Utilities)	39,805	1,099,303
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	26,695	2,859,591
Hannover Rueckversicherung AG (Financials, Insurance)	15,800	822,644
Heidelberger Druckmaschinen AG (Industrials, Professional Services)	17,000	48,293
Hochtief AG (Industrials, Construction & Engineering)	10,533	847,704
Linde AG (Materials, Chemicals)	35,217	6,325,410
Metro AG (Consumer Staples, Food & Staples Retailing)	20,283	1,123,088
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	16,587	2,456,078
Norddeutsche Affinerie AG (Materials, Metals & Mining)	11,400	707,890
RWE AG (Utilities, Multi-Utilities)	24,300	1,276,029
SAP AG (Information Technology, Software)	19,486	1,222,035
Siemens AG (Industrials, Industrial Conglomerates)	37,326	4,793,781
Thyssenkrupp AG (Materials, Metals & Mining)	36,500	1,617,985

		51,255,255

Hong Kong: 7.33%
AIA Group Limited (Financials, Insurance)	1,278,600	4,700,162
Bank of East Asia Limited (Financials, Commercial Banks)	90,800	350,676
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	138,642	699,992
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	455,185	1,360,810
Cathay Pacific Airways Limited (Industrials, Airlines)	259,000	600,166
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	1,024,000	409,928
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	192,000	2,934,043
China Resources Land Limited (Industrials, Machinery)	534,600	1,048,108
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	337,318	874,268
Hang Seng Bank Limited (Financials, Commercial Banks)	87,731	1,378,932
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	273,400	1,732,922
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	66,000	1,362,553
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	154,058	1,035,270
Huabao International Holdings Limited (Materials, Chemicals)	1,472,221	1,246,724
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	542,500	319,496
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment & Instruments)	994,000	595,603
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	222,800	497,414
NWS Holdings Limited (Industrials, Industrial Conglomerates)	629,596	914,454
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,599,813	7,822,372
Sino Land Company (Financials, Real Estate Management & Development)	1,334,321	2,263,317
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	192,900	2,935,421
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,098,708	3,834,464
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	234,500	750,701

		39,667,796

India: 0.60%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	22,049	193,721
Grasim Industries GDR (Industrials, Construction & Engineering)	1,894	94,111
Housing Development Finance Corporation (Industrials, Construction & Engineering)	104,062	1,622,510
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)«	31,800	681,156

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
India (continued)
Tata Steel Limited GDR (Industrials, Machinery)	52,700	$681,938

		3,273,436

Ireland: 0.28%
Accenture plc (Information Technology, IT Services)«	25,044	1,481,102
Allied Irish Banks plc (Financials, Commercial Banks)†	36,500	5,245
Bank of Ireland plc (Financials, Commercial Banks)†	110,500	16,672
Connemara Gren Marble (Financials, Consumer Finance)(a)	254,000	0
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	65,300	4,504

		1,507,523

Israel: 0.43%
Bank Hapoalim Limited (Financials, Commercial Banks)	219,600	1,092,304
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	26,633	1,242,163

		2,334,467

Italy: 1.10%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	57,500	399,228
Enel SpA (Utilities, Multi-Utilities)	366,600	2,117,604
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	65,000	1,417,789
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	151,066	1,998,098

		5,932,719

Japan: 14.03%
Adeka Corporation (Materials, Chemicals)	97,700	1,008,917
Alpine Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)	18,500	277,314
Bridgestone Corporation (Consumer Discretionary, Auto Components)	76,600	1,904,428
Canon Incorporated (Information Technology, Office Electronics)	70,700	3,443,852
Comsys Holdings Corporation (Industrials, Construction & Engineering)	83,600	833,991
Edion Corporation (Consumer Discretionary, Specialty Retail)	65,500	683,205
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	26,100	487,182
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	96,000	773,138
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	197,000	839,332
Hitachi Capital Corporation (Financials, Consumer Finance)	48,100	708,520
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	110,100	4,404,858
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	619,000	3,087,563
Itochu Corporation (Industrials, Trading Companies & Distributors)	104,000	1,202,312
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	988	4,491,784
JFE Holdings Incorporated (Materials, Metals & Mining)	30,200	823,797
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	215,600	1,559,904
Kaneka Corporation (Industrials, Professional Services)	29,000	186,465
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	240	1,783,205
Komatsu Limited (Industrials, Machinery)	28,800	900,456
Kyorin Company Limited (Health Care, Pharmaceuticals)	58,000	1,210,703
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	88,000	851,594
Makita Corporation (Industrials, Machinery)	44,800	2,112,412
Marubeni Corporation (Industrials, Trading Companies & Distributors)	279,500	2,098,474
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,700	1,079,944
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	16,100	431,439
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	287,300	1,462,903
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	126,200	2,385,153
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	328,000	698,734
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	257,000	934,728
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	938,700	1,548,547
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	36,000	1,002,585
Nintendo Company Limited (Information Technology, Software)	6,400	1,021,706
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	40,000	506,073

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	35,700	$1,762,161
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	105,000	871,533
NKSJ Holdings Incorporated (Financials, Insurance)	102,000	675,716
Nomura Holdings Incorporated (Financials, Capital Markets)	206,100	1,006,606
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	600	1,102,812
Rengo Company Limited (Materials, Containers & Packaging)	135,000	890,823
Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	13,000	282,172
Sankyu Incorporated (Industrials, Road & Rail)	189,000	913,269
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	38,700	832,966
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	23,108
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	100,700	3,937,222
Sojitz Corporation (Industrials, Trading Companies & Distributors)	341,200	673,669
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	154,800	2,187,730
Sumitomo Heavy Industries Limited (Industrials, Machinery)	340,000	2,389,297
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	66,000	2,086,692
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	141,000	520,153
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	37,700	1,799,669
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	15,100	815,951
Toshiba Corporation (Information Technology, Computers & Peripherals)	99,000	514,386
Toshiba TEC Corporation (Information Technology, Office Electronics)	146,000	622,043
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	90,800	3,721,166
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	18,900	974,644
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	1,745	619,256

		75,968,262

Liechtenstein: 0.08%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	3,587	423,850

Luxembourg: 0.18%
Acergy SA (Energy, Energy Equipment & Services)	24,144	638,543
ArcelorMittal (Materials, Metals & Mining)	11,242	352,230

		990,773

Netherlands: 3.92%
Aegon NV (Financials, Insurance)	60,500	349,121
Akzo Nobel NV (Materials, Chemicals)	47,813	2,932,908
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	28,770	1,032,870
ING Groep NV (Financials, Diversified Financial Services)†	242,721	2,622,717
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	29,000	1,650,760
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	3,536	176,992
Nielsen Holdings NV (Industrials, Professional Services)«†	19,058	570,978
Nutreco Holding NV (Consumer Staples, Food Products)	8,000	557,517
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	59,955	2,707,242
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	76,500	1,093,292
Unilever NV (Consumer Staples, Food Products)	169,121	5,504,173
USG People NV (Industrials, Commercial Services & Supplies)	135,006	2,029,136

		21,227,706

Norway: 0.79%
Atea ASA (Information Technology, IT Services)†	93,700	965,836
DnB Nor ASA (Financials, Commercial Banks)	56,100	818,948
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	30,300	749,017
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	102,687	1,720,255

		4,254,056

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Portugal: 0.04%
Banco Espirito Santo SA (Financials, Commercial Banks)«	51,000	$193,611

Russia: 0.90%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	134,748	1,975,406
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	38,000	961,020
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)«	29,100	1,954,065

		4,890,491

Singapore: 0.46%
City Developments Limited (Financials, Real Estate Management & Development)	48,459	424,987
DBS Group Holdings Limited (Financials, Commercial Banks)	81,000	1,044,706
United Overseas Bank Limited (Financials, Commercial Banks)	61,000	1,036,002

		2,505,695

South Africa: 0.21%
Exxaro Resources Limited (Materials, Metals & Mining)	41,700	1,123,148

South Korea: 1.69%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	8,122	1,810,367
Industrial Bank of Korea (Financials, Commercial Banks)†	99,500	1,712,914
NHN Corporation (Internet Software, Internet Software & Services)†	6,695	1,333,539
POSCO (Materials, Metals & Mining)†	2,900	1,277,672
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,322	1,858,833
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	88,300	1,164,156

		9,157,481

Spain: 2.45%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	150,642	1,590,746
Banco Santander Central Hispano SA (Financials, Commercial Banks)«	257,131	2,706,378
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	29,338	2,661,714
International Consolidated Airlines Group SA (Industrials, Airlines)†	235,883	918,803
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	153,382	4,854,188
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	24,200	540,720

		13,272,549

Sweden: 0.90%
Boliden AB (Materials, Metals & Mining)	87,500	1,518,740
Saab AB (Industrials, Aerospace & Defense)†	59,800	1,310,745
Sandvik AB (Industrials, Machinery)	84,600	1,354,106
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	48,700	710,599

		4,894,190

Switzerland: 8.47%
ABB Limited (Industrials, Electrical Equipment)	69,872	1,684,989
Adecco SA (Industrials, Professional Services)	39,059	2,357,783
Baloise Holding AG (Financials, Insurance)	13,300	1,327,381
Clariant AG (Materials, Chemicals)	40,872	646,017
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	51,981	3,371,616
Credit Suisse Group AG (Financials, Capital Markets)	57,225	2,069,276
Georg Fischer AG (Industrials, Machinery)	1,400	745,759
Givaudan SA (Materials, Chemicals)	983	1,078,484
Nestle SA (Consumer Staples, Food Products)	159,859	10,206,359
Novartis AG (Health Care, Pharmaceuticals)	98,041	6,041,533
Roche Holdings AG (Health Care, Pharmaceuticals)	18,575	3,341,871

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Switzerland (continued)
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,841	$6,986,235
Swiss Re Limited (Financials, Insurance)	11,200	630,547
UBS AG (Financials, Capital Markets)	76,650	1,276,770
Valora Holding AG (Consumer Discretionary, Specialty Retail)	1,120	335,125
Zurich Financial Services AG (Financials, Insurance)	15,809	3,774,235

		45,873,980

United Kingdom: 16.29%
Amlin plc (Financials, Insurance)	101,100	668,947
Anglo American plc (Materials, Metals & Mining)	21,069	1,002,928
Antofagasta plc (Materials, Metals & Mining)	96,446	2,232,191
Ashtead Group plc (Industrials, Trading Companies & Distributors)	346,616	912,601
AstraZeneca plc (Health Care, Pharmaceuticals)	58,100	2,835,300
Aviva plc (Financials, Insurance)	93,600	612,716
BAE Systems plc (Industrials, Aerospace & Defense)	317,800	1,585,826
Barclays plc (Financials, Commercial Banks)	515,415	1,886,644
BG Group plc (Health Care, Health Care Providers & Services)	108,604	2,574,193
BHP Billiton plc (Materials, Metals & Mining)	66,297	2,473,553
BP plc (Energy, Oil, Gas & Consumable Fuels)	425,588	3,220,463
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	811,900	2,678,715
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	65,852	1,614,907
Cookson Group plc (Utilities, Multi-Utilities)	77,671	821,056
Diageo plc (Consumer Staples, Beverages)	107,668	2,200,311
DS Smith plc (Industrials, Professional Services)	241,500	933,943
Experian Group Limited (Financials, Diversified Financial Services)	66,363	874,176
Firstgroup plc (Industrials, Road & Rail)	145,100	868,146
Game Group plc (Consumer Discretionary, Specialty Retail)	838,220	385,251
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	705,592	1,113,383
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	218,982	4,902,875
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	71,400	573,341
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	208,100	463,191
HSBC Holdings plc (Financials, Commercial Banks)	289,401	2,824,099
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	68,024	2,363,802
Intertek Group plc (Industrials, Commercial Services & Supplies)	29,957	941,662
Johnson Matthey plc (Materials, Chemicals)	14,094	471,946
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	334,144	716,316
Kingfisher plc (Consumer Discretionary, Specialty Retail)	519,727	2,155,800
Land Securities Group plc (Financials, REIT)	126,638	1,777,289
Lloyds TSB Group plc (Financials, Commercial Banks)†	746,499	531,186
LogicaCMG plc (Industrials, Professional Services)	465,700	891,318
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	317,490	536,779
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	66,302	869,564
Next plc (Consumer Discretionary, Multiline Retail)	17,900	697,822
Old Mutual plc (Financials, Insurance)	518,700	1,082,156
Pace plc (Consumer Discretionary, Household Durables)	190,500	359,601
Persimmon plc (Consumer Discretionary, Household Durables)	144,420	1,094,736
Prudential plc (Financials, Insurance)	14,623	165,620
Rio Tinto plc (Materials, Metals & Mining)	33,248	2,346,724
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	162,400	350,542
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	90,595	3,324,726
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	141,000	5,183,202
SABMiller plc (Consumer Staples, Beverages)	85,022	3,188,934
Standard Chartered plc (Financials, Commercial Banks)	77,689	1,986,804
Tate & Lyle plc (Consumer Staples, Food Products)	92,050	920,928
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	233,700	251,646
Travis Perkins plc (Industrials, Trading Companies & Distributors)	73,999	1,073,150
Tullett Prebon plc (Financials, Capital Markets)	137,500	799,428
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	2,106,420	5,947,047
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	99,900	832,203
WPP plc (Consumer Discretionary, Media)	488,750	5,571,690

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name			Shares	Value

United Kingdom (continued)
Xstrata plc (Materials, Metals & Mining)			71,502	$1,520,490

				88,211,867

Total Common Stocks (Cost $465,115,017)				507,763,759

Investment Companies: 1.38%

Hong Kong: 0.46%
iShares MSCI China Index ETF			42,568	2,496,613

United States: 0.92%
Vanguard FTSE All-World Ex-US Index ETF			51,153	2,487,570
Vanguard MSCI EAFE ETF			67,185	2,497,266

				4,984,836

Total Investment Companies (Cost $7,665,283)				7,481,449

Short-Term Investments: 6.81%

		Yield

Investment Companies: 6.81%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02%	18,466,967	18,466,967
Wells Fargo Securities Lending Cash Investments, LLC(r)(l)(u)(v)		0.14	18,392,831	18,392,831

Total Short-Term Investments (Cost $36,859,798)				36,859,798

Total Investments in Securities (Cost $509,640,098)*	101.96%			552,105,006

Other Assets and Liabilities, Net	(1.96)			(10,592,166)

Total Net Assets	100.00%			$541,512,840

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $522,128,350 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$61,731,860
Gross unrealized depreciation	(31,755,204)

Net unrealized appreciation (depreciation)	$29,976,656

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified International Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$507,763,759	$0	$0	$507,763,759
Investment companies	7,481,449	0	0	7,481,449

Short-term investments
Investment companies	18,466,967	18,392,831	0	36,859,798

	$533,712,175	$18,392,831	$0	552,105,006

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of October 31, 2010	$103,217
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(15,925)
Purchases	0
Sales	(87,292)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2011	$0

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$0

Derivative transactions

During the nine months ended July 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of July 31, 2011, the Fund did not have any open forward foreign currency contracts but had average market values of $132,398 and $135,251 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the nine months ended July 31, 2011.

WELLS FARGO ADVANTAGE EMERGING MARKET EQUITY FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 85.59%

Argentina: 0.09%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	148,500	$1,882,980

Brazil: 13.72%
All America Latina Logistica SA (Industrials, Road & Rail)	3,900,570	28,169,316

B2w Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail)	1,462,090	13,641,837
Banco Bradesco SA ADR (Financials, Commercial Banks)«	2,065,235	39,714,469
Banco do Brasil SA (Financials, Commercial Banks)	1,792,100	30,379,669
Brookfield Incorporacoes SA Interim Shares (Financials, Real Estate Management & Development)†	141,116	636,039
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)†	3,212,456	14,127,059
Campanhia de Bebidas ADR (Consumer Staples, Beverages)	347,500	10,431,950
Cia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)†	294,800	8,875,270
Cielo SA (Information Technology, IT Services)	530,400	14,740,459
Lojas Renner SA (Consumer Discretionary, Multiline Retail)†	370,200	13,305,574
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,038,400	35,274,448
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)«	1,157,635	35,574,124
Redecard SA (Information Technology, IT Services)	818,400	14,089,873
Sao Carlos Empreendimentos (Financials, Real Estate Management & Development)†	258,900	3,622,613
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)†	1,835,363	10,769,451
Vale SA ADR (Materials, Metals & Mining)«	768,236	24,921,576

		298,273,727

China: 11.49%
51job Incorporated ADR (Industrials, Commercial Services & Supplies)†	419,604	27,714,844
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)†	292,524	1,977,462
China Life Insurance Company Limited ADR (Financials, Insurance)«	437,486	21,891,799
China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	32,608,000	21,254,036
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	17,032,000	5,222,965
First Tractor Company (Industrials, Machinery)	5,144,000	6,652,962
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,197,000	5,131,985
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†	188,800	24,115,424
NVC Lighting Holdings Limited (Consumer Discretionary, Household Durables)	12,823,000	6,696,341
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	162,700	23,140,821
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	21,374,000	9,379,192
Sina Corporation (Information Technology, Internet Software & Services)«†	647,817	70,022,540
Sinotrans Limited (Industrials, Air Freight & Logistics)	31,149,000	6,954,195
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	3,100,000	19,688,853

		249,843,419

Hong Kong: 6.47%
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	950,000	9,452,767
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,713,333	85,375,383
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	107,900	23,987,249
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	11,800,000	6,949,415
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,995,500	5,146,374
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,992,000	9,832,535

		140,743,723

India: 5.64%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)†	2,525,849	24,992,701
Hindustan Unilever Limited (Consumer Staples, Household Products)†	1,140,200	8,359,919
ICICI Bank Limited ADR (Financials, Commercial Banks)«	724,795	33,753,703
Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services)†	5,140,500	10,975,474
Infosys Technologies Limited ADR (Information Technology, IT Services)«	157,100	9,774,762

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE EMERGING MARKET EQUITY FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
India (continued)
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	825,600	$5,030,387
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)††	609,100	23,017,889
Ultra Tech Cement Limited (Materials, Construction Materials)†	286,000	6,662,654

		122,567,489

Indonesia: 1.31%
PT Astra Agro Lestari (Consumer Staples, Food Products)	2,477,000	6,846,163
PT Astra International Incorporated (Consumer Discretionary, Automobiles)	995,500	8,254,366
PT Gudang Garam (Consumer Staples, Tobacco)	1,000,000	5,986,475
Telekomunik Indonesia ADR (Telecommunication Services, Diversified Telecommunication Services)«	210,664	7,352,174

		28,439,178

Israel: 1.48%
Israel Chemicals Limited (Materials, Chemicals)	1,619,600	27,452,853
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	100,000	4,664,000

		32,116,853

Malaysia: 1.75%
Genting Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,935,200	14,345,978
KLCC Property Holdings Berhad (Financials, Real Estate Management & Development)	3,387,900	3,823,944
Resorts World Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,645,600	9,402,439
Sime Darby Berhad (Industrials, Industrial Conglomerates)	3,369,437	10,387,584

		37,959,945

Mexico: 5.39%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,034,400	26,687,520
Cemex SA de CV (Materials, Construction Materials)«†	2,970,680	20,913,587
Fibra Uno Administracion SA (Financials, REIT)	2,184,945	4,095,387
Fomento Economico Mexicano SA de CV ADR (Consumer Staples, Beverages)	196,900	14,249,653
Grupo Financiero Banorte SA de CV (Financials, Commercial Banks)	1,172,936	5,136,523
Grupo Televisa SA ADR (Consumer Discretionary, Media)«	2,065,000	45,822,350
Promotora Ambiental SAB de CV (Industrials, Commercial Services & Supplies)(a)†	258,800	238,255

		117,143,275

Peru: 0.96%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)«	508,100	20,801,614

Philippines: 0.58%
Ayala Corporation (Financials, Diversified Financial Services)	554,583	4,290,319
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,669,903	4,875,392
SM Investments Corporation (Industrials, Industrial Conglomerates)	263,016	3,389,124

		12,554,835

Poland: 0.36%
Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	1,251,897	7,846,853

Russia: 4.06%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	1,545,796	22,244,004
Lukoil Oil Company ADR (Energy, Oil, Gas & Consumable Fuels)	353,430	23,609,124
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,182,100	22,199,838
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	20,204,635

		88,257,601

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE EMERGING MARKET EQUITY FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
South Africa: 7.65%
Anglo Platinum Limited (Materials, Metals & Mining)	211,332	$18,119,592
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	552,742	23,181,999
Gold Fields Limited ADR (Materials, Metals & Mining)	687,700	10,721,243
Impala Platinum Holdings Limited (Materials, Metals & Mining)	835,758	21,434,823
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,220,776	26,468,718
Pretoria Portland Cement Company Limited (Materials, Construction Materials)	1,766,835	6,820,940
Sasol Limited ADR (Energy, Oil, Gas & Consumable Fuels)	473,100	23,725,965
Standard Bank Group Limited (Financials, Commercial Banks)	1,047,174	15,253,986
Tiger Brands Limited (Consumer Staples, Food Products)	675,545	20,555,451

		166,282,717

South Korea: 11.68%
KB Financial Group Incorporated (Financials, Commercial Banks)	56,779	2,827,371
KB Financial Group Incorporated ADR (Financials, Commercial Banks)«	475,204	23,574,870
Korea Electric Power Corporation (Utilities, Electric Utilities)†	222,360	5,409,783
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	2,342,900	46,295,704
KT&G Corporation (Consumer Staples, Tobacco)	730,491	45,452,157
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)†	6,940	9,538,139
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	7,166	12,241,265
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	71,386	57,146,717
Samsung Life Insurance Company Limited (Financials, Insurance)	134,000	12,684,435
Shinhan Financial Group Company Limited (Financials, Commercial Banks)†	348,395	16,687,800
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	23,720	3,307,256
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,175,319	18,711,078

		253,876,575

Taiwan: 8.24%
104 Corporation (Industrials, Commercial Services & Supplies)†	1,455,000	5,010,543
Asustek Computer Incorporated (Information Technology, Computers & Peripherals)	615,148	4,949,258
Avermedia Technologies Incorporated (Information Technology, Computers & Peripherals)†	476,887	446,531
Cathay Financial Holding Company Limited (Financials, Insurance)	6,886,897	10,317,628
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)«	129,534	4,502,602
Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)†	14,029,458	22,502,208
First Financial Holding Company Limited (Financials, Commercial Banks)†	25,093,404	20,798,403
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)†	34,537,240	24,673,307
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	601,881	5,395,649
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	2,771,372	5,055,372
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)†	7,400,000	7,416,553
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,068,224	7,661,117
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	3,400,952	42,035,767
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	38,577,092	17,324,941
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	463,700	1,066,510

		179,156,389

Thailand: 2.69%
Bangkok Bank PCL (Financials, Commercial Banks)	2,037,300	12,056,444
C.P. Seven Eleven PCL (Consumer Staples, Food & Staples Retailing)	6,213,200	10,311,933
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	1,831,300	11,297,878
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	1,219,200	14,184,825

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE EMERGING MARKET EQUITY FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Thailand (continued)
Thai Beverage PCL (Consumer Staples, Beverages)				46,792,000	$10,686,654

					58,537,734

Turkey: 1.46%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)†				824,238	10,880,225
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«				1,621,500	20,755,200

					31,635,425

United Kingdom: 0.57%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	12,392,337

Total Common Stocks (Cost $1,483,914,818)					1,860,312,669
		Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.01%
Brazil: 0.01%
Lupatech SA(Energy, Energy Equipment & Services)(a)		6.50%	04/15/2018	$303,000	195,786

Total Convertible Debentures (Cost $160,691)					195,786
		Dividend Yield		Shares
Preferred Stocks: 3.58%
Brazil: 3.58%
Banco Estado Rio Grande Sul (Financials, Commercial Banks)		2.14		918,100	9,294,368
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)		7.30		567,500	8,617,613
Itau Unibanco Holding SA ADR (Financials, Commercial Banks)		1.37		90,000	1,833,300
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.41		3,572,044	32,591,432
Vale SA ADR (Materials, Metals & Mining)«		1.34		865,100	25,537,752

Total Preferred Stocks (Cost $58,239,781)					77,874,465

Short-Term Investments: 25.79%
		Yield
Investment Companies: 25.79%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02		226,624,957	226,624,957
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(r)(v)		0.14		333,920,061	333,920,061

Total Short-Term Investments (Cost $560,545,018)					560,545,018

Total Investments in Securities (Cost $2,102,860,308)*	114.97%				2,498,927,938
Other Assets and Liabilities, Net	(14.97)				(325,442,483)

Total Net Assets	100.00%				$2,173,485,455

«	All or a portion of this security is on loan.
†	Non-income earning security.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE EMERGING MARKET EQUITY FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $2,106,038,952 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$441,120,856
Gross unrealized depreciation	(48,231,870)

Net unrealized appreciation	$392,888,986

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE EMERGING MARKET EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Market Equity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,860,312,669	$0	$0	$1,860,312,669
Preferred stocks	77,874,465	0	0	77,874,465
Convertible debentures	0	0	195,786	195,786
Short-term investments
Investment companies	226,624,957	333,920,061	0	560,545,018

Total	$2,164,812,091	$333,920,061	$195,786	$2,498,927,938

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible debentures
Balance as of October 31, 2010	$189,530
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	6,256
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2011	$195,786

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$6,256

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.11%

Argentina: 0.66%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	192,658	$2,442,903

Australia: 0.40%
CGA Mining Limited (Materials, Metals & Mining)†	534,980	1,467,003

Belgium: 0.46%
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	41,635	1,701,432

Brazil 0.19%
Embraer SA ADR (Industrials, Aerospace & Defense)	23,348	689,233

Bermuda: 4.43%
Arch Capital Group Limited (Financials, Insurance)†	53,800	1,818,440
Catlin Group Limited (Financials, Insurance)	235,957	1,605,021
Everest Re Group Limited (Financials, Insurance)	31,800	2,611,416
Hiscox Limited (Financials, Insurance)	362,998	2,428,062
Hoegh LNG Holdings Limited (Industrials, Marine)	127,000	955,277
Lancashire Holdings plc (Financials, Insurance)	292,208	3,352,720
Nabors Industries Limited (Energy, Energy Equipment & Services)†	84,500	2,231,645
Validus Holdings Limited (Financials, Insurance)	50,039	1,330,537

		16,333,118

Canada: 3.77%
Agrium Incorporated (Materials, Chemicals)	20,173	1,762,717
Alamos Gold Incorporated (Materials, Metals & Mining)	118,815	2,105,330
Anvil Mining Limited NPV (Materials, Metals & Mining)†	302,210	2,100,240
Inmet Mining Corporation (Materials, Metals & Mining)	15,824	1,092,915
Mercator Minerals Limited (Materials, Metals & Mining)†	734,384	2,090,664
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	237,532	1,857,098
Quadra FNX Mining Limited (Materials, Metals & Mining)†	182,183	2,900,208

		13,909,172

Cayman Islands: 0.18%
Melco Crown Entertainment Limited ADR (Consumer Discretionary, Hotels, Restaurants & Leisure)†	43,016	643,463

China: 6.72%
51job Incorporated ADR (Industrials, Commercial Services & Supplies)†«	159,755	10,551,818
First Tractor Company Limited (Industrials, Machinery)	988,000	1,277,824
Guangzhou Automobile Group H (Consumer Discretionary, Automobiles)	1,177,480	1,420,152
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†«	61,307	3,097,230
SINA Corporation (Information Technology, Internet Software & Services)†«	33,561	3,627,608
Sinotrans Limited (Industrials, Air Freight & Logistics)	7,288,000	1,627,088
VanceInfo Technologies Incorporated (Information Technology, Software)†«	156,181	3,159,542

		24,761,262

Cyprus: 0.38%
Songa Offshore SE (Industrials, Marine)†	251,437	1,391,606

Denmark: 1.43%
Pandora AS (Consumer Discretionary, Specialty Retail)«	183,293	5,253,255

Finland: 0.31%
Outotec Oyj (Industrials, Construction & Engineering)	23,054	1,137,225

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
France: 4.77%
Alten Limited (Information Technology, IT Services)	45,051	$1,683,077
Atos Origin SA (Information Technology, IT Services)«	45,888	2,534,597
Establissements Maurel et Prom (Energy, Oil, Gas & Consumable Fuels)	59,511	1,368,181
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	25,079	2,267,745
Laurent Perrier Group (Consumer Staples, Beverages)	13,254	1,847,332
Mersen (Industrials, Electrical Equipment)†	40,014	2,166,453
Scor SE (Financials, Insurance)	66,117	1,707,687
Technip SA (Energy, Energy Equipment & Services)	36,323	3,985,419

		17,560,491

Germany: 1.99%
Amadeus Fire AG (Industrials, Commercial Services & Supplies)	59,785	2,882,114
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)«	149,051	3,640,912
PATRIZIA Immobilien AG (Financials, Real Estate Management & Development)†	123,714	827,138

		7,350,164

Hong Kong: 1.88%
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	14,390,000	3,101,870
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	1,640,000	650,213
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	610,025	1,573,248
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	1,541,000	1,609,461

		6,934,792

India: 0.19%
Jain Irrigation Systems Limited (Industrials, Machinery)	178,975	705,532

Iran: 0.23%
Charter International plc (Industrials, Machinery)	64,486	846,805

Ireland: 0.90%
CPL Resources plc (Industrials, Commercial Services & Supplies)	340,889	1,347,014
Kingspan Group plc (Industrials, Building Products)	69,788	701,948
Willis Group Holdings plc (Financials, Insurance)	31,300	1,281,422

		3,330,384

Israel: 0.50%
Bezeq the Israeli Telecom CP (Telecommunication Services, Diversified Telecommunication Services)	755,101	1,842,431

Italy: 0.97%
Davide Campari Milano SpA (Consumer Staples, Beverages)	311,562	2,574,178
Tod’s SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,463	1,001,046

		3,575,224

Japan: 8.26%
Amada Company Limited (Industrials, Machinery)	262,000	2,038,553
Hino Motors Limited (Industrials, Machinery)	244,000	1,518,166
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	1,424,000	7,102,890
JFE Holdings Incorporated (Materials, Metals & Mining)	52,500	1,432,097
Makita Corporation (Industrials, Machinery)	104,600	4,932,104
OKUMA Corporation (Industrials, Machinery)	287,000	3,056,959
Omron Corporation (Information Technology, Electronic Equipment & Instruments)	32,400	913,690
Sumitomo Heavy Industries Limited (Industrials, Machinery)	598,000	4,202,351
Toshiba Machine Company Limited (Industrials, Machinery)	856,263	5,227,559

		30,424,369

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Luxembourg: 1.17%
Acergy SA (Energy, Energy Equipment & Services)	162,882	$4,307,783

Netherlands: 4.25%
Nielsen Holdings NV (Industrials, Professional Services)†«	58,704	1,758,772
Nutreco Holding NV (Consumer Staples, Food Products)«	37,292	2,598,865
Randstad Holding NV (Industrials, Commercial Services & Supplies)	100,615	4,543,226
USG People NV (Industrials, Commercial Services & Supplies)	451,048	6,779,236

		15,680,099

Norway: 2.86%
BW Offshore Limited (Energy, Energy Equipment & Services)	785,646	1,729,084
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services)†	182,164	3,078,752
Petroleum Geo-Services (Energy, Energy Equipment & Services)†	195,455	3,185,405
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	86,447	2,535,145

		10,528,386

Russia: 1.21%
Mechel ADR (Materials, Metals & Mining)«	49,003	1,219,195
Sollers OJSC (Consumer Discretionary, Automobiles)(a)	180,521	3,255,010

		4,474,205

Spain: 0.49%
International Consolidated Airlines (Industrials, Airlines)†	467,564	1,821,238

Switzerland: 2.48%
Allied World Assurance Company (Financials, Insurance)	20,500	1,116,225
Barry Callebaut AG (Consumer Staples, Food Products)	3,493	3,688,054
Givaudan SA (Materials, Chemicals)	2,154	2,363,229
Julius Baer Group Limited (Financials, Capital Markets)	46,036	1,965,911

		9,133,419

Taiwan: 1.06%
104 Corporation (Industrials, Commercial Services & Supplies)†	477,000	1,642,631
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)†	257,000	2,245,982

		3,888,613
United Kingdom: 14.29%
Afren plc (Energy, Oil, Gas & Consumable Fuels)†	1,255,114	2,890,472
Ashtead Group plc (Industrials, Trading Companies & Distributors)	2,701,971	7,113,986
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	744,358	5,038,816
Britvic plc (Consumer Staples, Beverages)	221,677	1,276,827
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,103,586	1,209,165
ENSCO plc (Energy, Energy Equipment & Services)	32,500	1,730,625
Game Group plc (Consumer Discretionary, Specialty Retail)	5,311,259	2,441,088
Hays plc (Industrials, Commercial Services & Supplies)	1,723,456	2,541,829
ICAP plc (Financials, Capital Markets)	116,809	858,595
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,137	1,509,700
N. Brown Group plc (Consumer Discretionary, Internet & Catalog Retail)	270,221	1,264,131
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	145,871	1,913,127
Perform Group plc (Consumer Discretionary, Media)	173,413	498,136
Persimmon plc (Consumer Discretionary, Household Durables)	645,429	4,892,495
Premier Oil plc (Energy, Oil, Gas & Consumable Fuels)†	159,420	1,062,421
Robert Walters plc (Industrials, Commercial Services & Supplies)	239,609	1,282,179
Salamander Energy plc (Energy, Oil, Gas & Consumable Fuels)†	300,765	1,382,829
Savills plc (Financials, Real Estate Management & Development)	428,615	2,380,815
SIG plc (Industrials, Trading Companies & Distributors)†	566,925	1,193,003
SuperGroup plc (Consumer Discretionary, Multiline Retail)†«	72,103	1,260,465

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
United Kingdom (continued)
Taylor Woodrow plc (Consumer Discretionary, Household Durables)†	5,873,468	$3,407,133
Travis Perkins plc (Industrials, Trading Companies & Distributors)	314,682	4,563,588
Vectura Group plc (Health Care, Pharmaceuticals)†	575,026	965,114

		52,676,539

United States: 29.68%
Allegheny Technologies Incorporated (Materials, Metals & Mining)«	22,900	1,332,551
Allete Incorporated (Utilities, Electric Utilities)	17,700	712,425
Ameren Corporation (Utilities, Multi-Utilities)	50,400	1,452,528
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	37,200	693,780
Atmos Energy Corporation (Utilities, Gas Utilities)	26,400	882,552
Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)†«	12,900	602,430
Avery Dennison Corporation (Industrials, Commercial Services & Supplies)	9,000	284,570
Best Buy Company Incorporated (Consumer Discretionary, Specialty Retail)	83,400	2,301,840
BOK Financial Corporation (Financials, Commercial Banks)«	46,976	2,558,313
Brown & Brown Incorporated (Financials, Insurance)	43,900	957,459
CA Incoporated (Information Technology, Software)	141,200	3,148,760
CapitalSource Incorporated (Financials, Commercial Banks)	121,200	782,952
Cimarex Energy Company (Energy, Oil, Gas & Consumable Fuels)	25,200	2,220,624
Comerica Incorporated (Financials, Commercial Banks)	17,900	573,337
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†«	40,300	1,285,570
Con-way Incorporated (Industrials, Road & Rail)	71,400	2,614,668
DaVita Incorporated (Health Care, Health Care Providers & Services)†	19,900	1,662,446
Dice Holdings Incorporated (Information Technology, Internet Software & Services)†«	151,725	2,092,288
EMCOR Group Incorporated (Industrials, Construction & Engineering)†«	106,100	2,962,312
Fidelity National Financial Incorporated (Financials, Insurance)«	105,300	1,716,390
Fifth Third Bancorp (Financials, Commercial Banks)	127,808	1,616,771
First Citizens Bancshares Incorporated Class A (Financials, Commercial Banks)	12,227	2,202,327
FMC Corporation (Materials, Chemicals)	14,300	1,252,251
Forest Oil Corporation (Energy, Oil, Gas & Consumable Fuels)†	8,600	223,600
Global Payments Incorporated (Information Technology, IT Services)«	17,301	820,240
Heidrick & Struggles International Incorporated (Industrials, Commercial Services & Supplies)«	188,527	5,014,818
Hillenbrand Incorporated (Consumer Discretionary, Diversified Consumer Services)	42,925	939,628
IAC/InterActiveCorporation (Information Technology, Internet Software & Services)†«	44,100	1,825,299
Imation Corporation (Information Technology, Computers & Peripherals)†	152,902	1,272,145
Ingram Micro Incorporated Class A (Information Technology, Electronic Equipment & Instruments)†	90,400	1,676,920
ITT Corporation (Industrials, Aerospace & Defense)«	42,800	2,282,952
Jarden Corporation (Consumer Discretionary, Household Durables)«	57,200	1,772,628
Kroger Company (Consumer Staples, Food & Staples Retailing)	136,400	3,392,268
Lear Corporation (Consumer Discretionary, Auto Components)	37,100	1,817,900
Macquarie Infrastucture Company LLC (Industrials, Transportation Infrastructure)	53,467	1,393,350
McKesson Corporation (Health Care, Health Care Providers & Services)	10,700	867,984
Mohawk Industries Incorporated (Consumer Discretionary, Household Durables)†	25,000	1,300,750
Mueller Industries Incorporated (Industrials, Machinery)	42,802	1,606,359
Olin Corporation (Materials, Chemicals)	29,500	616,845
Omnicare Incorporated (Health Care, Health Care Providers & Services)«	78,200	2,385,100
ON Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†«	160,300	1,393,007
Oshkosh Corporation (Industrials, Machinery)†«	45,800	1,136,756
Owens Corning (Industrials, Building Products)†	44,661	1,589,038
People’s United Financial Incorporated (Financials, Thrifts & Mortgage Finance)«	194,100	2,461,188
Pharmaceutical Product Development Incorporated (Health Care, Life Sciences Tools & Services)	80,000	2,306,400
Quad Graphics Incorporated (Industrials, Commercial Services & Supplies)	26,900	905,454
Quanex Building Products Corporation (Industrials, Building Products)	44,255	693,476
Quest Diagnostics Incorporated (Health Care, Health Care Providers & Services)	35,700	1,928,157
Raytheon Company (Industrials, Aerospace & Defense)	38,200	1,708,686
Regal-Beloit Corporation (Industrials, Electrical Equipment)«	27,700	1,679,451
Rent-A-Center Incorporated (Consumer Discretionary, Diversified Consumer Services)	46,600	1,260,530
Royal Gold Incorporated (Materials, Metals & Mining)	12,400	794,840
SAIC Incorporated (Information Technology, IT Services)†«	143,000	2,292,290
Silgan Holdings Incorporated (Materials, Containers & Packaging)	47,000	1,822,660

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

Security Name			Shares	Value
United States (continued)
Sohu.com Incorporated (Information Technology, Internet Software & Services)†«			32,955	$2,969,246
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)†«			51,300	2,285,928
Stanley Black & Decker Incorporated (Consumer Discretionary, Household Durables)			21,800	1,433,786
Steel Dynamics Incorporated (Materials, Metals & Mining)			59,500	929,390
Sysco Corporation (Consumer Staples, Food & Staples Retailing)			86,000	2,630,740
Towers Watson & Company (Industrials, Commercial Services & Supplies)			26,300	1,608,245
UMB Financial Corporation (Financials, Commercial Banks)«			36,070	1,496,905
W.R. Berkley Corporation (Financials, Insurance)«			56,700	1,745,793
Westar Energy Incorporated (Utilities, Electric Utilities)«			77,200	1,992,532
Wisconsin Energy Corporation (Utilities, Electric Utilities)«			40,400	1,238,260
WMS Industries Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†			9,900	272,943
Wolseley plc (Industrials, Trading Companies & Distributors)			75,111	2,237,732
Zimmer Holdings Incorporated (Health Care, Health Care Equipment & Supplies)†«			24,800	1,488,498

				109,419,861

Total Common Stocks (Cost $297,091,487)				354,230,007

Investment Companies: 0.91%

United States: 0.91%
iShares MSCI EAFE Small Cap Index Fund«			38,930	1,669,708
SPDR S&P International Small Cap ETF			53,056	1,680,284

Total Investment Companies (Cost $3,408,190)				3,349,992

Short-Term Investments: 19.31%
		Yield	Shares

Investment Companies: 19.31%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02%	9,828,406	9,828,406
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(r)(v)		0.14	61,363,829	61,363,829

Total Short-Term Investments (Cost $71,192,235)				71,192,235

Total Investments in Securities (Cost $371,691,912)*	116.33%			428,772,234
Other Assets and Liabilities, Net	(16.33)			(60,199,596)

Total Net Assets	100.00%			$368,572,638

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $373,508,083 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$67,917,553
Gross unrealized depreciation	(12,653,402)

Net unrealized appreciation	$55,264,151

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Global Opportunities Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$350,974,997	$3,255,010	$0	$354,230,007
Investment companies	3,349,992	0	0	3,349,992
Short-term investments
Investment companies	9,828,406	61,363,829	0	71,192,235

Total	$364,153,395	$64,618,839	$0	$428,772,234

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended July 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of July 31, 2011, the Fund did not have any open forward foreign currency contracts but had average market values of $5,104,536 and $9,557,110 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the nine months ended July 31, 2011.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 94.31%

Argentina: 0.84%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	246,709	$3,128,270
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	31,993	1,361,942

		4,490,212

Australia: 2.98%
AMP Limited (Financials, Insurance)	392,082	1,964,181
Commonwealth Bank of Australia (Financials, Commercial Banks)	78,872	4,269,187
Macquarie Group Limited (Financials, Capital Markets)	71,768	2,173,739
Newcrest Mining Limited (Materials, Metals & Mining)	113,015	4,910,462
Westpac Banking Corporation (Financials, Commercial Banks)	119,239	2,674,939

		15,992,508

Belgium: 0.71%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	65,643	3,791,760

Brazil: 0.48%
Banco Bradesco SA ADR (Financials, Commercial Banks)	133,370	2,564,705

Canada: 4.88%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	221,332	6,978,598
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	154,367	6,233,166
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	58,396	1,713,161
Goldcorp Incorporated (Materials, Metals & Mining)	63,844	3,053,046
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	105,788	4,054,588
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	84,145	4,169,160

		26,201,719

China: 4.42%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	21,526	3,381,089
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	80,362	4,004,438
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†«	46,177	2,332,862
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	6,960,000	3,697,116
SINA Corporation (Information Technology, Internet Software & Services)†«	50,356	5,442,980
Tencent Holdings Limited (Information Technology, Internet Software & Services)	104,500	2,719,179
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	682,080	2,131,021

		23,708,685

Denmark: 0.69%
Carlsberg A/S (Consumer Staples, Beverages)	37,468	3,685,484

France: 10.84%
Alstom SA (Industrials, Machinery)	65,689	3,469,248
BNP Paribas SA (Financials, Commercial Banks)	40,214	2,627,125
Compagnie de Saint-Gobain (Industrials, Building Products)	90,117	5,231,358
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	225,977	4,688,757
Groupe Danone (Consumer Staples, Food Products)	53,666	3,840,209
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	36,147	6,645,672
Pernod-Ricard (Consumer Staples, Beverages)	58,951	5,854,924
Peugeot SA (Consumer Discretionary, Automobiles)	67,555	2,576,231
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	32,280	5,983,421
Publicis Groupe (Consumer Discretionary, Media)	55,344	2,822,696
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	51,236	3,996,883
Technip SA (Energy, Energy Equipment & Services)	65,306	7,165,481

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
France (continued)
Total SA (Energy, Oil, Gas & Consumable Fuels)	60,798	$3,300,484

		58,202,489

Germany: 9.88%
Allianz AG (Financials, Insurance)	38,620	5,053,197
BASF SE (Materials, Chemicals)	46,815	4,252,711
Bayer AG (Health Care, Pharmaceuticals)	87,853	7,060,375
Daimler AG (Consumer Discretionary, Automobiles)	77,568	5,646,432
Deutsche Boerse AG (Financials, Capital Markets)	34,639	2,572,256
E.ON AG (Utilities, Electric Utilities)	40,961	1,131,228
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	81,078	8,685,144
Hochtief AG (Industrials, Construction & Engineering)	36,287	2,920,404
Metro AG (Consumer Staples, Food & Staples Retailing)	64,632	3,578,733
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,924	2,950,196
SAP AG (Information Technology, Software)	61,582	3,862,021
Siemens AG (Industrials, Industrial Conglomerates)	41,420	5,319,573

		53,032,270

Israel: 0.63%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	73,022	3,405,746

Japan: 11.84%
Canon Incorporated (Information Technology, Office Electronics)	88,900	4,330,389
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	1,864,000	9,297,603
JFE Holdings Incorporated (Materials, Metals & Mining)	83,400	2,274,989
Komatsu Limited (Industrials, Machinery)	87,100	2,723,254
Makita Corporation (Industrials, Machinery)	127,900	6,030,746
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	865,000	4,404,494
Nintendo Company Limited (Information Technology, Software)	19,900	3,176,866
NKSJ Holdings Incorporated (Financials, Insurance)	350,000	2,318,634
Nomura Holdings Incorporated (Financials, Capital Markets)	581,700	2,841,063
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,008,000	7,083,562
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	49,400	1,561,858
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	41,700	2,253,322
Toshiba Corporation (Information Technology, Computers & Peripherals)	340,000	1,766,578
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	284,700	11,667,578
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	5,163	1,832,216

		63,563,152

Luxembourg: 0.58%
Acergy SA (Energy, Energy Equipment & Services)	71,412	1,888,652
ArcelorMittal (Materials, Metals & Mining)	38,696	1,212,407

		3,101,059

Netherlands: 4.92%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	82,311	2,955,041
ING Groep NV (Financials, Diversified Financial Services)†	369,605	3,993,760
Nielsen Holdings NV (Industrials, Professional Services)†«	59,282	1,776,089
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	181,857	8,211,673
Unilever NV (Consumer Staples, Food Products)	104,493	3,400,805
USG People NV (Industrials, Commercial Services & Supplies)	406,436	6,108,719

		26,446,087

Norway: 0.95%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	303,810	5,089,550

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Singapore: 0.54%
DBS Group Holdings Limited (Financials, Commercial Banks)	227,000	$2,927,755

South Korea: 2.01%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	24,625	5,488,831
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	6,663	5,333,939

		10,822,770

Spain: 3.11%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	131,140	1,384,809
Banco Santander Central Hispano SA (Financials, Commercial Banks)«	98,848	1,040,404
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	37,539	3,405,757
International Consolidated Airlines Group SA (Industrials, Airlines)†	660,703	2,573,546
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)«	262,461	8,306,289

		16,710,805

Switzerland: 10.32%
ABB Limited (Industrials, Electrical Equipment)	199,805	4,818,371
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	102,295	6,635,105
Credit Suisse Group AG (Financials, Capital Markets)	78,780	2,848,712
Nestle SA (Consumer Staples, Food Products)	177,036	11,303,042
Novartis AG (Health Care, Pharmaceuticals)	150,004	9,243,624
Roche Holdings AG (Health Care, Pharmaceuticals)	24,309	4,373,489
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,795	6,961,208
UBS AG (Financials, Capital Markets)	265,623	4,424,519
Zurich Financial Services AG (Financials, Insurance)	20,224	4,828,270

		55,436,340

United Kingdom: 23.69%
Anglo American plc (Materials, Metals & Mining)	66,610	3,170,775
Antofagasta plc (Materials, Metals & Mining)	309,548	7,164,322
Ashtead Group plc (Industrials, Trading Companies & Distributors)	1,082,835	2,850,983
Barclays plc (Financials, Commercial Banks)	720,375	2,636,887
BG Group plc (Health Care, Health Care Providers & Services)	231,122	5,478,182
BHP Billiton plc (Materials, Metals & Mining)	194,559	7,259,033
BP plc (Energy, Oil, Gas & Consumable Fuels)	567,868	4,297,108
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	182,027	4,463,899
Cookson Group plc (Utilities, Multi-Utilities)	254,736	2,692,801
Diageo plc (Consumer Staples, Beverages)	307,478	6,283,641
Experian Group Limited (Financials, Diversified Financial Services)	217,780	2,868,739
Game Group plc (Consumer Discretionary, Specialty Retail)	2,885,289	1,326,097
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	274,746	6,151,397
HSBC Holdings plc (Financials, Commercial Banks)	1,005,181	9,808,986
Intertek Group plc (Industrials, Commercial Services & Supplies)	83,996	2,640,313
Kingfisher plc (Consumer Discretionary, Specialty Retail)	693,252	2,875,573
Land Securities Group plc (Financials, REIT)	106,383	1,493,022
Lloyds TSB Group plc (Financials, Commercial Banks)†	2,258,604	1,607,153
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	228,223	2,993,189
Persimmon plc (Consumer Discretionary, Household Durables)	495,866	3,758,774
Rio Tinto plc (Materials, Metals & Mining)	103,724	7,321,089
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	251,633	9,229,453
SABMiller plc (Consumer Staples, Beverages)	106,412	3,991,212
Standard Chartered plc (Financials, Commercial Banks)	109,636	2,803,810
Travis Perkins plc (Industrials, Trading Companies & Distributors)	242,942	3,523,199
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	3,780,961	10,674,773
WPP plc (Consumer Discretionary, Media)	263,010	2,998,282

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

	12,292,773	12,292,773	12,292,773	12,292,773
Security Name			Shares	Value
United Kingdom (continued)
Xstrata plc (Materials, Metals & Mining)			226,044	$4,806,826

				127,169,518

Total Common Stocks (Cost $376,370,569)				506,342,614

Investment Companies: 1.41%

Hong Kong: 0.70%
iShares MSCI China Index ETF			64,259	3,768,790

United States: 0.71%
Vanguard MSCI EAFE ETF			101,419	3,769,743

Total Investment Companies (Cost $7,718,489)				7,538,533

Short-Term Investments: 5.79%

		Yield
Investment Companies: 5.79%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02%	12,292,773	12,292,773
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)		0.14	18,805,810	18,805,810

Total Short-Term Investments (Cost $31,098,583)				31,098,583

Total Investments in Securities (Cost $415,187,641)*	101.51%			544,979,730

Other Assets and Liabilities, Net	(1.51)			(8,109,637)

Total Net Assets	100.00%			$536,870,093

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $429,224,803 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$124,647,406
Gross unrealized depreciation	(8,892,479)

Net unrealized appreciation	$115,754,927

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Equity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$506,342,614	$0	$0	$506,342,614
Investment companies	7,538,533	0	0	7,538,533

Short-term investments
Investment companies	12,292,773	18,805,810	0	31,098,583

	$526,173,920	$18,805,810	$0	$544,979,730

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended July 31, 2011, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

As of July 31, 2011, the Fund did not have any open futures contracts but had an average notional amount of $8,982,990 in long futures contracts during the nine months July 31, 2011.

During the nine months ended July 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of July 31, 2011, the Fund did not have any open forward foreign currency contracts but had average market values of $6,112,594 and $18,142,418 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the nine months ended July 31, 2011.

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.62%

Bermuda: 2.11%
Bunge Limited (Consumer Staples, Food Products)«	30,500	$2,098,705

Chile: 3.07%
Enersis SA ADR (Utilities, Electric Utilities)	140,000	3,050,600

France: 3.59%
Total SA (Energy, Oil, Gas & Consumable Fuels)	30,000	1,628,582
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	7,000	378,490
Vivendi SA (Consumer Discretionary, Media)	65,000	1,560,221

		3,567,293

Germany: 1.50%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,000	1,488,340

Israel: 1.76%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	37,500	1,749,000

Italy: 0.85%
UniCredito Italiano SpA (Financials, Commercial Banks)	470,000	844,178

Japan: 14.47%
77 Bank Limited (Financials, Commercial Banks)	310,000	1,365,071
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	90,000	1,135,156
Kao Corporation (Consumer Staples, Personal Products)	70,000	1,983,114
Komatsu Limited (Industrials, Machinery)	62,000	1,938,482
ORIX Corporation (Financials, Consumer Finance)	13,000	1,408,326
ORIX Corporation ADR (Financials, Consumer Finance)«	10,000	542,300
Toray Industries Incorporated (Materials, Chemicals)	300,000	2,334,221
Toshiba Corporation (Information Technology, Computers & Peripherals)	330,000	1,714,620
TOTO Limited (Industrials, Building Products)	250,000	1,954,926

		14,376,216

Netherlands: 4.95%
European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	60,000	2,086,378
Unilever NV NY Shares (Consumer Staples, Food Products)	87,000	2,825,760

		4,912,138

Netherlands Antilles: 1.96%
Schlumberger Limited (Energy, Energy Equipment & Services)	21,500	1,942,955

Singapore: 2.65%
DBS Group Holdings Limited (Financials, Commercial Banks)	203,955	2,630,530

South Korea: 2.74%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,400	2,721,806

Spain: 1.80%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)	174,828	1,784,994

Switzerland: 5.01%
Novartis AG ADR (Health Care, Pharmaceuticals)	34,500	2,111,400
Transocean Limited (Energy, Energy Equipment & Services)	19,500	1,200,420

The accompanying notes are an integral part of these financial statements.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Security Name			Shares	Value
Switzerland (continued)
Weatherford International Limited (Energy, Energy Equipment & Services)†			76,000	$1,665,920

				4,977,740

Taiwan: 2.52%
Cathay Financial Holding Company Limited (Financials, Insurance)			867,000	1,298,899
China Trust Financial Holding Company Limited (Financials, Commercial Banks)†			1,339,845	1,208,093

				2,506,992

United Kingdom: 8.40%
Diageo plc (Consumer Staples, Beverages)			96,000	1,961,863
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			47,000	1,728,877
Standard Chartered plc (Financials, Commercial Banks)			82,241	2,103,216
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			904,000	2,552,260

				8,346,216

United States: 39.24%
Abbott Laboratories (Health Care, Pharmaceuticals)			41,000	2,104,120
Apple Incorporated (Information Technology, Computers & Peripherals)†			9,500	3,709,560
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			38,500	2,239,545
Dow Chemical Company (Materials, Chemicals)			57,000	1,987,590
Ebay Incorporated (Information Technology, Internet Software & Services)†			65,500	2,145,125
Eli Lilly & Company (Health Care, Pharmaceuticals)			40,000	1,532,000
EMC Corporation (Information Technology, Computers & Peripherals)«†			84,000	2,190,720
Home Depot Incorporated (Consumer Discretionary, Specialty Retail)			62,000	2,165,660
JPMorgan Chase & Company (Financials, Diversified Financial Services)			56,000	2,265,200
Northrop Grumman Corporation (Industrials, Aerospace & Defense)			33,000	1,996,830
NVR Incorporated (Consumer Discretionary, Household Durables)«†			3,000	2,040,270
Oracle Corporation (Information Technology, Software)			96,500	2,950,970
Polo Ralph Lauren Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«			12,500	1,688,375
QUALCOMM Incorporated (Information Technology, Communications Equipment)			33,000	1,807,740
SPX Corporation (Industrials, Machinery)«			27,000	2,031,480
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			63,000	1,874,250
UDR Incorporated (Financials, REIT)			100,000	2,631,000
Visa Incorporated Class A (Information Technology, IT Services)«			19,000	1,625,260

				38,985,695

Total Common Stocks (Cost $86,941,391)				95,983,398

Short-Term Investments: 12.74%

		Yield

Investment Companies: 12.74%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02%	3,224,607	3,224,607
Wells Fargo Securities Lending Cash Investments, LLC(r)(l)(u)(v)		0.14	9,431,300	9,431,300

Total Short-Term Investments (Cost $12,655,907)				12,655,907

Total Investments in Securities (Cost $99,391,748)*	109.36%			108,639,305
Other Assets and Liabilities, Net	(9.36)			(9,293,443)

Total Net Assets	100.00%			$99,345,862

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $99,739,532 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,141,940
Gross unrealized depreciation	(11,242,167)

Net unrealized appreciation	$8,899,773

The accompanying notes are an integral part of these financial statements.

3

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$95,983,398	$0	$0	$95,983,398
Short-term investments
Investment companies	3,224,607	9,431,300	0	12,655,907

Total	$99,208,005	$9,431,300	$0	$108,639,305

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.05%

Consumer Discretionary: 19.62%

Automobiles: 1.18%
Thor Industries Incorporated«	57,000	$1,409,610

Hotels, Restaurants & Leisure: 4.63%
CEC Entertainment Incorporated	40,500	1,567,350
P.F. Chang’s China Bistro Incorporated«	64,000	2,107,520
Papa John’s International Incorporated†	60,000	1,872,600

		5,547,470

Household Durables: 2.03%
Ethan Allen Interiors Incorporated«	69,500	1,278,800
MDC Holdings Incorporated«	51,000	1,153,110

		2,431,910

Media: 1.55%
DreamWorks Animation SKG Incorporated†«	85,000	1,858,100

Specialty Retail: 6.39%
Aeropostale Incorporated†	110,500	1,861,925
Group 1 Automotive Incorporated«	25,000	1,190,750
JoS. A. Bank Clothiers Incorporated†	44,000	2,257,640
OfficeMax Incorporated†«	331,000	2,343,480

		7,653,795

Textiles, Apparel & Luxury Goods: 3.84%
Carter Incorporated†«	58,500	1,959,750
Jones Group Incorporated	204,000	2,639,760

		4,599,510

Consumer Staples: 4.68%

Food Products: 4.68%
Flowers Foods Incorporated«	41,000	898,720
J & J Snack Foods Corporation	24,000	1,240,560
Ralcorp Holdings Incorporated†	40,000	3,460,000

		5,599,280

Energy: 2.72%

Energy Equipment & Services: 2.72%
Oceaneering International Incorporated	41,500	1,792,800
Tetra Technologies Incorporated†	114,000	1,467,180

		3,259,980

Financials: 16.01%

Capital Markets: 0.95%
Janus Capital Group Incorporated	135,000	1,139,400

Commercial Banks: 10.42%
Associated Banc-Corporation«	144,000	1,965,600
Cathay General Bancorporation	166,000	2,300,760

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INSTRINSIC SMALL CAP VALUE FUND

Security Name	Shares	Value
Commercial Banks (continued)

CVB Financial Corporation	245,000	$2,374,050
First Midwest Bancorp Incorporated	156,000	1,859,520
Glacier Bancorp Incorporated«	132,000	1,734,480
Zions Bancorporation«	102,500	2,244,750

		12,479,160

Insurance: 4.64%
Horace Mann Educators Corporation	107,500	1,565,200
Selective Insurance Group Incorporated	135,500	2,220,845
Stancorp Financial Group Incorporated«	53,000	1,762,780

		5,548,825

Health Care: 12.91%

Health Care Equipment & Supplies: 2.13%
Steris Corporation«	73,000	2,554,270

Health Care Providers & Services: 4.26%
Amedisys Incorporated†«	77,000	1,991,220
AMN Healthcare Services Incorporated†	213,000	1,716,780
Chemed Corporation	23,000	1,398,630

		5,106,630

Life Sciences Tools & Services: 6.52%
Bio-Rad Laboratories Incorporated†	17,240	1,879,160
Charles River Laboratories International Incorporated†	63,000	2,491,650
Covance Incorporated†«	60,000	3,435,000

		7,805,810

Industrials: 19.29%

Air Freight & Logistics: 1.62%
Forward Air Corporation«	62,500	1,947,500

Commercial Services & Supplies: 9.83%
Copart Incorporated†	26,500	1,151,425
Heidrick & Struggles International Incorporated	52,000	1,383,200
Kar Auction Services Incorporated†	89,000	1,582,420
Resources Connection Incorporated	227,000	2,955,540
Schawk Incorporated«	93,000	1,468,470
School Specialty Incorporated†«	143,000	1,718,860
United Stationers Incorporated	47,000	1,508,230

		11,768,145

Construction & Engineering: 1.49%
Pike Electric Corporation†	202,500	1,779,975

Machinery: 4.16%
Trinity Industries Incorporated	69,000	2,055,510
Wabtec Corporation	27,500	1,774,300
Watts Water Technologies Incorporated«	34,500	1,156,785

		4,986,595

Road & Rail: 2.19%
Landstar System Incorporated	58,500	2,623,725

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Information Technology: 15.52%

Communications Equipment: 2.83%
Brocade Communications Systems Incorporated†			298,500	$1,635,780
Plantronics Incorporated			51,000	1,746,750

				3,382,530
Computers & Peripherals: 3.64%
Avid Technology Incorporated†«			127,500	1,668,975
Electronics For Imaging Incorporated†			156,500	2,693,365

				4,362,340
Electronic Equipment & Instruments: 2.02%
Jabil Circuit Incorporated			132,000	2,416,920

Internet Software & Services: 2.64%
DealerTrack Holdings Incorporated†«			60,500	1,402,995
WebMD Health Corporation†			50,000	1,762,500

				3,165,495
Semiconductors & Semiconductor Equipment: 4.39%
ATMI Incorporated†«			77,500	1,445,375
Entegris Incorporated†			444,500	3,809,365

				5,254,740
Materials: 2.82%

Construction Materials: 1.47%
Texas Industries Incorporated«			45,500	1,756,755

Paper & Forest Products: 1.35%
P.H Glatfelter Company«			107,000	1,614,630

Telecommunication Services: 1.05%

Diversified Telecommunication Services: 1.05%
General Communication Incorporated Class A†			110,500	1,254,175

Utilities: 1.43%

Electric Utilities: 1.43%
Westar Energy Incorporated«			66,500	1,716,365

Total Common Stocks (Cost $103,538,315)				115,023,640

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 28.90%

Corporate Bonds and Notes: 0.74%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$853,750	339,878
VFNC Corporation(a)(i)(v)††±	0.19	09/29/2011	1,005,495	542,967

				882,845

	Yield		Shares
Investment Companies: 28.16%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.02		5,907,776	5,907,776

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INSTRINSIC SMALL CAP VALUE FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14%	27,822,742	$27,822,742

				33,730,518

Total Short-Term Investments (Cost $34,132,014)				34,613,363

Total Investments in Securities (Cost $137,670,329)*	124.95%			149,637,003
Other Assets and Liabilities, Net	(24.95)			(29,876,347)

Total Net Assets	100.00%			$119,760,656

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $139,874,272 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,862,166
Gross unrealized depreciation	(5,099,435)

Net unrealized appreciation	$9,762,731

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”)

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$115,023,640	$0	$0	$115,023,640
Short-term investments
Corporate bonds and notes	0	0	882,845	882,845
Investment companies	5,907,776	27,822,742	0	33,730,518

	$120,931,416	$27,822,742	$882,845	$149,637,003

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of October 31, 2010	$1,099,067
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	124,499
Purchases	0
Sales	(340,721)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2011	$882,845

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$(39,300)

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.98%

Consumer Discretionary: 16.00%

Hotels, Restaurants & Leisure: 5.53%
BJ’s Restaurants Incorporated†«	423,960	$19,659,025
Bravo Brio Restaurant Group Incorporated†	304,178	6,798,378
Life Time Fitness Incorporated†«	615,200	25,690,752
Scientific Games Corporation Class A†	780,000	7,129,200
Shuffle Master Incorporated†	753,807	7,025,481

		66,302,836

Internet & Catalog Retail: 1.84%
Homeaway Incorporated†	28,170	1,107,363
Shutterfly Incorporated†	386,429	21,021,738

		22,129,101

Media: 1.52%
IMAX Corporation†	411,100	7,794,456
MDC Partners Incorporated	149,900	2,993,503
ReachLocal Incorporated†	406,852	7,400,638

		18,188,597

Specialty Retail: 5.56%
Francescas Holdings Corporation†«	28,000	735,280
Hibbett Sports Incorporated†«	300,500	11,791,620
Tractor Supply Company	330,500	21,786,560
Ulta Salon Cosmetics & Fragrance Incorporated†«	218,500	13,772,055
Vitamin Shoppe Incorporated†	426,600	18,582,696

		66,668,211

Textiles, Apparel & Luxury Goods: 1.55%
Vera Bradley Incorporated†«	338,063	12,261,545
Warnaco Group Incorporated†«	119,100	6,348,030

		18,609,575

Consumer Staples: 0.81%

Food & Staples Retailing: 0.81%
Fresh Market Incorporated†«	274,100	9,738,773

Energy: 6.27%

Energy Equipment & Services: 0.32%
C&J Energy Services Incorporated†	129,387	3,818,887

Oil, Gas & Consumable Fuels: 5.95%
Approach Resources Incorporated†«	495,000	12,850,200
Brigham Exploration Company†	441,450	14,038,110
Carrizo Oil & Gas Incorporated†«	247,625	9,508,800
Northern Oil & Gas Incorporated†«	1,044,500	23,125,230
Oasis Petroleum Incorporated†«	400,000	11,816,000

		71,338,340

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Financials: 2.19%

Capital Markets: 2.19%
Financial Engines Incorporated†«	1,106,600	$26,292,816

Health Care: 21.56%

Biotechnology: 0.45%
Exact Sciences Corporation†«	631,920	5,396,597

Health Care Equipment & Supplies: 8.98%
DexCom Incorporated†	1,012,500	14,357,250
Masimo Corporation«	255,020	7,084,456
NxStage Medical Incorporated†«	1,197,300	22,030,320
SonoSite Incorporated†	576,342	18,823,330
Volcano Corporation†	812,400	25,517,484
Zoll Medical Corporation†«	285,600	19,894,896

		107,707,736

Health Care Providers & Services: 6.04%
Catalyst Health Solutions Incorporated†	278,145	18,226,842
Centene Corporation†	525,000	17,225,250
ePocrates Incorporated†«	364,462	5,991,755
HMS Holdings Corporation†	404,890	30,609,684
IPC The Hospitalist Company Incorporated†	9,300	417,189

		72,470,720

Health Care Technology: 1.84%
SXC Health Solutions Corporation†	349,370	22,055,728

Life Sciences Tools & Services: 0.78%
Luminex Corporation†	460,939	9,380,109

Pharmaceuticals: 3.47%
Akorn Incorporated†	2,828,215	19,599,530
Impax Laboratories Incorporated†«	202,500	4,288,950
Jazz Pharmaceuticals Incorporated†«	438,800	17,758,236

		41,646,716

Industrials: 18.79%

Aerospace & Defense: 0.96%
Esterline Technologies Corporation†«	150,608	11,501,933

Commercial Services & Supplies: 1.82%
InnerWorkings Incorporated†	1,257,983	9,221,015
On Assignment Incorporated†	1,238,477	12,632,465

		21,853,480

Electrical Equipment: 4.94%
Altra Holdings Incorporated†«	1,088,140	24,200,234
Polypore International Incorporated†	514,800	35,006,400

		59,206,634

Machinery: 6.04%
Chart Industries Incorporated†	483,295	25,643,633
Robbins & Myers Incorporated«	423,000	20,405,520

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
The Middleby Corporation†«	165,800	$14,006,784
Trimas Corporation†«	519,587	12,454,500

		72,510,437

Road & Rail: 2.44%
Genesee & Wyoming Incorporated†«	337,400	18,570,496
Greenbrier Companies Incorporated†«	530,100	10,665,612

		29,236,108

Trading Companies & Distributors: 2.59%
DXP Enterprises Incorporated†«	411,706	11,194,286
Titan Machinery Incorporated†	752,398	19,870,831

		31,065,117

Information Technology: 29.47%

Communications Equipment: 2.82%
Aruba Networks Incorporated†«	654,100	15,011,595
Ixia†«	1,212,026	12,120,260
ShoreTel Incorporated†	790,200	6,732,504

		33,864,359

Electronic Equipment & Instruments: 0.66%
Rofin-Sinar Technologies Incorporated†	251,800	7,901,484

Internet Software & Services: 8.10%
ComScore Incorporated†«	215,700	4,704,417
Demand Media Incorporated†«	121,300	1,229,982
Envestnet Incorporated†	1,053,300	14,935,794
Liveperson Incorporated†«	506,500	6,235,015
LogMeIn Incorporated†«	488,600	17,369,730
LoopNet Incorporated†	276,263	5,061,138
Marchex Incorporated Class B	583,000	5,054,610
Mercadolibre Incorporated«	127,800	10,149,876
Perficient Incorporated†	220,000	2,202,200
Quinstreet Incorporated†	409,962	5,120,425
SciQuest Incorporated†	718,446	12,235,135
Support.com Incorporated†	476,700	1,534,974
VistaPrint NV†	425,022	11,348,087

		97,181,383

IT Services: 3.32%
Gartner Incorporated†	223,058	8,233,071
Sapient Corporation†«	568,649	7,915,594
Syntel Incorporated«	127,500	7,008,675
Wright Express Corporation†	337,591	16,609,477

		39,766,817

Semiconductors & Semiconductor Equipment: 4.05%
Cavium Incorporated†«	321,400	11,085,086
Entegris Incorporated†	1,384,500	11,865,165
EZchip Semiconductor Limited†	357,038	11,028,904
NetLogic Microsystems Incorporated†	423,700	14,638,835

		48,617,990

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Software: 10.52%
Allot Communications Limited†«	613,740	$9,095,627
Ariba Incorporated†	130,900	4,328,863
Broadsoft Incorporated†	229,863	6,714,298
Fortinet Incorporated†	971,600	19,742,912
PROS Holdings Incorporated†	234,812	3,832,132
Radiant Systems Incorporated†	297,777	8,394,334
Realpage Incorporated†	493,500	11,868,675
SuccessFactors Incorporated†«	531,540	14,351,580
Synchronoss Technologies Incorporated†	646,661	18,914,834
Taleo Corporation Class A†	357,557	11,835,137
Ultimate Software Group Incorporated†«	211,700	11,512,246
Velti plc†«	334,500	5,522,595

		126,113,233

Materials: 1.25%

Chemicals: 1.25%
LSB Industries Incorporated†	225,400	8,957,396
Solutia Incorporated†	282,700	6,061,088

		15,018,484

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.64%
Cbeyond Incorporated†	686,249	7,706,576

Total Common Stocks (Cost $1,093,131,173)		1,163,288,777

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 20.89%

Corporate Bonds and Notes: 0.36%
Gryphon Funding Limited(a)(i)(v)		0.00	08/05/2012	$4,172,555	1,661,094
VFNC Corporation(a)††(i)(v)±		0.19	09/29/2011	4,914,180	2,653,657

					4,314,751
		Yield		Shares
Investment Companies: 20.53%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02		33,025,616	33,025,616
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(r)(u)		0.14		213,216,541	213,216,541

					246,242,157

Total Short-Term Investments (Cost $248,204,401)					250,556,908

Total Investments in Securities (Cost $1,341,335,574)*	117.87%				1,413,845,685
Other Assets and Liabilities, Net	(17.87)				(214,392,084)

Total Net Assets	100.00%				$1,199,453,601

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
*	Cost for federal income tax purposes is $1,348,454,691 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,396,927
Gross unrealized depreciation	(81,005,933)

Net unrealized appreciation	$65,390,994

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,163,288,777	$0	$0	$1,163,288,777
Short-term investments
Corporate bonds and notes	0	0	4,314,751	4,314,751
Investment companies	33,025,616	213,216,541	0	246,242,157

	$1,196,314,393	$213,216,541	$4,314,751	$1,413,845,685

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of October 31, 2010	$5,371,500
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	608,464
Purchases	0
Sales	(1,665,213)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2011	$4,314,751

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$(192,072)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 88.04%

Consumer Discretionary: 14.92%

Auto Components: 0.72%
BorgWarner Incorporated†	35,300	$2,810,586
Modine Manufacturing Company†	167,500	2,497,425

		5,308,011

Distributors: 0.73%
LKQ Corporation†«	218,900	5,378,373

Diversified Consumer Services: 0.59%
Capella Education Company†«	43,500	1,859,625
Matthews International Corporation	69,300	2,507,967

		4,367,592

Hotels, Restaurants & Leisure: 3.94%
Ambassadors Group Incorporated«(i)	358,400	3,053,568
Bally Technologies Incorporated«	206,900	8,158,067
Dunkin Brands Group Incorporated†	8,000	231,440
Life Time Fitness Incorporated†	64,200	2,680,992
Pinnacle Entertainment Incorporated†«	285,400	4,118,322
Scientific Games Corporation Class A†«	205,400	1,877,356
Six Flags Entertainment Corporation	55,100	1,940,071
The Wendy’s Company	724,600	3,818,642
WMS Industries Incorporated†	113,800	3,137,466

		29,015,924

Household Durables: 1.61%
American Greetings Corporation Class A«	112,000	2,483,040
Harman International Industries Incorporated	141,300	5,878,080
Jarden Corporation	112,000	3,470,880

		11,832,000

Media: 3.57%
Arbitron Incorporated	187,300	7,327,176
Clear Channel Outdoor Holdings Incorporated†	382,500	4,494,375
DreamWorks Animation SKG Incorporated†«	233,100	5,095,566
Lamar Advertising Company Class A†	53,600	1,364,656
Meredith Corporation«	58,600	1,749,210
Scholastic Corporation	75,700	2,174,104
Valassis Communications Incorporated†«	151,700	4,065,560

		26,270,647

Specialty Retail: 3.76%
Children’s Place Retail Stores Incorporated†«	135,000	6,523,200
Citi Trends Incorporated†	93,500	1,311,805
Collective Brands Incorporated†«	412,600	4,860,428
Lithia Motors Incorporated Class A	68,000	1,403,520
Men’s Wearhouse Incorporated	68,100	2,232,999

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Specialty Retail (continued)
Rent-A-Center Incorporated	326,000	$8,818,300
Sonic Automotive Incorporated
	161,000	2,522,870

		27,673,122

Consumer Staples: 1.55%

Food & Staples Retailing: 1.28%
Nash Finch Company	209,300	7,492,940
The Pantry Incorporated†«	109,100	1,944,162

		9,437,102

Food Products: 0.27%
Sanderson Farms Incorporated«	42,000	1,941,240

Energy: 4.83%

Energy Equipment & Services: 2.43%
Helix Energy Solutions Group Incorporated†«	457,800	8,963,724
Superior Energy Services Incorporated†	215,000	8,920,350

		17,884,074

Oil, Gas & Consumable Fuels: 2.40%
Carrizo Oil & Gas Incorporated†«	49,100	1,885,440
Petroleum Development Corporation†«	113,600	4,125,952
PetroQuest Energy Incorporated†«	285,600	2,321,928
SM Energy Company	82,100	6,186,235
Swift Energy Company†	83,600	3,185,160

		17,704,715

Financials: 15.15%

Capital Markets: 1.41%
Apollo Global Management	287,300	4,973,163
Knight Capital Group Incorporated Class A†	168,700	1,907,997
Lazard Limited	104,500	3,511,200

		10,392,360

Commercial Banks: 4.00%
Bank of Hawaii Corporation«	50,300	2,253,943
CVB Financial Corporation	296,710	2,875,120
FirstMerit Corporation	259,900	3,797,139
Iberiabank Corporation	60,300	3,073,491
MB Financial Incorporated	93,300	1,883,727
Old National Bancorp«	260,100	2,653,020
Simmons First National Corporation«	126,000	3,044,160
SVB Financial Group†«	86,100	5,253,822
Westamerica Bancorporation«	97,300	4,566,289

		29,400,711

Consumer Finance: 0.57%
Cash America International Incorporated«	74,800	4,185,808

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Financial Services: 0.45%
Compass Diversified Holdings	221,700	$3,318,849

Insurance: 2.82%
Alterra Capital Holdings Limited	104,966	2,287,209
Brown & Brown Incorporated	184,700	4,028,307
Infinity Property & Casualty Corporation	57,900	2,933,793
Primerica Incorporated	76,500	1,653,930
Protective Life Corporation	31,800	676,068
Reinsurance Group of America Incorporated	97,200	5,658,012
RLI Corporation«	37,500	2,368,125
The Navigators Group Incorporated†	23,600	1,112,504

		20,717,948

Real Estate Management & Development: 0.48%
Altisource Portfolio Solutions†	104,700	3,543,048

REIT: 3.29%
Colonial Properties Trust«	294,300	6,342,165
Equity Lifestyle Properties Incorporated	27,500	1,791,900
Home Properties Incorporated«	105,300	6,899,256
Pebblebrook Hotel Trust	203,000	4,013,310
Redwood Trust Incorporated	319,000	4,571,270
Sabra Health Care REIT Incorporated	43,000	619,630

		24,237,531

Thrifts & Mortgage Finance: 1.20%
Ocwen Financial Corporation†«	686,500	8,848,985

Health Care: 11.69%

Biotechnology: 0.95%
Cepheid Incorporated†«	49,500	1,869,120
Lexicon Genetics Incorporated†«	1,028,600	1,728,048
Onyx Pharmaceuticals Incorporated†	73,700	2,430,626
Seattle Genetics Incorporated†«	55,900	951,977

		6,979,771

Health Care Equipment & Supplies: 4.91%
Cooper Companies Incorporated	100,700	7,702,543
Haemonetics Corporation†«	120,000	7,860,000
Insulet Corporation†	81,100	1,594,426
Masimo Corporation«	152,900	4,247,562
NuVasive Incorporated†	24,000	686,880
Orthofix International NV†	53,200	2,246,636
Sirona Dental Systems Incorporated†	55,400	2,802,132
Volcano Corporation†«	87,000	2,732,670
West Pharmaceutical Services Incorporated«	142,300	6,242,701

		36,115,550
Health Care Providers & Services: 4.10%
Amedisys Incorporated†«	109,200	2,823,912
Amerigroup Corporation†«	70,900	3,899,500
Brookdale Senior Living Incorporated†	211,600	4,526,124
Centene Corporation†	148,300	4,865,723
Gentiva Health Services Incorporated†«	235,600	4,238,444
HMS Holdings Corporation†«	14,500	1,096,200
IPA The Hospitalist Company†«	39,400	1,782,062

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Health Care Providers & Services (continued)
Kindred Healthcare Incorporated†	164,412	$3,097,522
Team Health Holdings LLC†	175,600	3,864,956

		30,194,443

Life Sciences Tools & Services: 0.87%
Fluidigm Corporation†«	46,300	785,248
Parexel International Corporation†«	187,100	3,841,163
TECHNE Corporation«	23,700	1,796,223

		6,422,634

Pharmaceuticals: 0.86%
Medicis Pharmaceutical Corporation Class A	70,600	2,624,908
Salix Pharmaceuticals Limited†	95,300	3,695,734

		6,320,642

Industrials: 13.40%

Air Freight & Logistics: 0.20%
Atlas Air Worldwide Holdings Incorporated†	28,400	1,487,876
Airlines: 0.86%
Allegiant Travel Company†«	73,400	3,158,402
Hawaiian Holdings Incorporated†	669,300	3,145,710

		6,304,112

Commercial Services & Supplies: 5.56%
FTI Consulting Incorporated†«	207,800	7,541,062
Healthcare Services Group	240,300	3,770,307
Progressive Waste Solutions	398,500	8,978,205
Standard Parking Corporation†	290,861	4,839,927
Stantec Incorporated†	133,494	3,804,534
Towers Watson & Company	75,600	4,622,940
Waste Connections Incorporated	227,725	7,341,854

		40,898,829

Construction & Engineering: 2.19%
Dycom Industries Incorporated	368,200	6,274,128
Michael Baker Corporation†	69,900	1,458,114
Orion Marine Group Incorporated†	275,600	2,394,964
Pike Electric Corporation†(i)	417,700	3,671,583
Shaw Group Incorporated†«	90,300	2,336,964

		16,135,753

Electrical Equipment: 1.75%
GrafTech International Limited†	414,600	7,985,196
Regal-Beloit Corporation	40,400	2,449,452
Thermon Group Holdings Incorporated†	175,200	2,452,800

		12,887,448

Machinery: 2.02%
Enpro Industries Incorporated†«	146,800	6,788,032
ESCO Technologies Incorporated	30,900	1,071,612
IDEX Corporation	110,100	4,566,948

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Wabash National Corporation†«	327,600	$2,460,276

		14,886,868

Road & Rail: 0.39%
Genesee & Wyoming Incorporated†	52,700	2,900,608

Trading Companies & Distributors: 0.43%
Applied Industrial Technologies Incorporated	98,700	3,150,504

Information Technology: 13.54%

Communications Equipment: 0.32%
EXFO Incorporated†	84,439	634,137
Mitel Networks Corporation†	385,694	1,716,338

		2,350,475

Computers & Peripherals: 0.38%
QLogic Corporation†«	181,500	2,753,355

Electronic Equipment & Instruments: 1.74%
Aeroflex Holding Corporation†	130,500	1,866,150
Power One Incorporated†«	442,600	3,191,146
Rofin-Sinar Technologies Incorporated†	140,100	4,396,338
ScanSource Incorporated«	89,700	3,314,415

		12,768,049

Internet Software & Services: 1.63%
ComScore Incorporated†	267,100	5,825,451
Digital River Incorporated†	134,600	3,432,300
Monster Worldwide Incorporated†«	235,200	2,761,248

		12,018,999

IT Services: 1.84%
Forrester Research Incorporated	195,000	6,162,000
Gartner Incorporated†	45,600	1,683,096
Genpact Limited†	125,300	2,067,450
TNS Incorporated†	215,145	3,635,951

		13,548,497

Semiconductors & Semiconductor Equipment: 3.18%
Anadigics Incorporated†«	871,900	2,737,766
Atmel Corporation†	325,000	3,932,500
FEI Company†«	50,600	1,671,824
Hittite Microwave Corporation†	44,500	2,491,555
Integrated Device Technology Incorporated†	769,500	5,263,380
Standard Microsystems Corporation†	175,800	4,159,428
TriQuint Semiconductor Incorporated†	422,200	3,174,944

		23,431,397

Software: 4.45%
Ariba Incorporated†	116,400	3,849,348
Cadence Design Systems Incorporated†	606,100	6,261,013
Informatica Corporation†	27,700	1,416,301
Kenexa Corporation†«	224,500	5,740,465
Netscout Systems Incorporated†	138,700	2,115,175

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Software (continued)
Parametric Technology Corporation†	418,800	$8,706,852
Progress Software Corporation†	41,850	1,008,585
Websense Incorporated†	161,700	3,667,356

		32,765,095

Materials: 8.83%

Chemicals: 4.69%
Cabot Corporation	203,800	7,968,580
Cytec Industries Incorporated	133,300	7,464,800
Innophos Holdings Incorporated	168,800	8,136,160
Olin Corporation	124,900	2,611,659
Quaker Chemical Corporation	81,100	3,287,794
STR Holdings Incorporated†«	368,400	5,069,184

		34,538,177

Containers & Packaging: 1.63%
Graham Packaging Corporation†«	332,800	8,436,480
Silgan Holdings Incorporated	92,700	3,594,906

		12,031,386

Metals & Mining: 1.59%
AMCOL International Corporation«	95,400	2,924,964
Kaiser Aluminum Corporation«	114,800	6,408,136
Suncoke Energy Incorporated†«	137,700	2,358,801

		11,691,901

Paper & Forest Products: 0.92%
Kapstone Paper & Packaging Corporation†	433,300	6,755,147

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.84%
AboveNet Incorporated«	75,000	4,566,750
Cogent Communications Group Incorporated†	108,200	1,630,574

		6,197,324

Utilities: 4.23%

Electric Utilities: 3.25%
Cleco Corporation	225,500	7,829,360
IDACORP Incorporated	175,200	6,869,592
UniSource Energy Corporation«	250,000	9,205,000

		23,903,952

Multi-Utilities: 0.98%
Northwestern Corporation	225,200	7,210,904

Total Common Stocks (Cost $567,654,387)		648,107,736

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Investment Companies: 1.01%
iShares Russell 2000 Index ETF«				93,600	$7,455,240

Total Investment Companies (Cost $6,676,701)
Short-Term Investments: 32.19%					7,455,240

		Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 0.36%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2012	$2,560,737	1,019,429
VFNC Corporation(a)††(i)(v)±		0.19	09/29/2011	3,015,879	1,628,575

					2,648,004

		Yield		Shares
Investment Companies: 31.83%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02		82,306,993	82,306,993
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)		0.14		151,978,477	151,978,477

					234,285,470

Total Short-Term Investments (Cost $235,489,718)					236,933,474

Total Investments in Securities (Cost $809,820,806)*	121.24%				892,496,450

Other Assets and Liabilities, Net	(21.24)				(156,368,277)

Total Net Assets	100.00%				$736,128,173

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $813,549,794 realized appreciation consists of:

Gross unrealized appreciation	$109,404,781
Gross unrealized depreciation	(30,458,125)

Net unrealized appreciation	$78,946,656

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$648,107,736	$0	$0	$648,107,736
Investment companies	7,455,240	0	0	7,455,240
Short-term investments
Corporate bonds and notes	0	0	2,648,004	2,648,004
Investment companies	82,306,993	151,978,477	0	234,285,470

	$737,869,969	$151,978,477	$2,648,004	$892,496,450

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of October 31, 2010	$3,296,542
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	373,419
Purchases	0
Sales	(1,021,957)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2011	$2,648,004

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$(117,876)

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 95.26%

Consumer Discretionary: 5.68%

Diversified Consumer Services: 0.51%
Cambium Learning Group Incorporated†	1,358,400	$4,292,544
Corinthian Colleges Incorporated†	3,993,600	16,613,376
Voyager Expanded Learning Corporation(a)(i)	1,649,100	2

		20,905,922

Hotels, Restaurants & Leisure: 1.56%
Denny’s Corporation†	3,131,600	11,931,396
Scientific Games Corporation Class A†	2,291,400	20,943,396
Wendy’s Company	5,887,800	31,028,706

		63,903,498

Household Durables: 0.78%
Cavco Industries Incorporated†**(l)	390,800	16,632,448
KB Home Incorporated	765,800	6,501,642
Skyline Corporation**(l)	658,900	8,914,917

		32,049,007

Internet & Catalog Retail: 0.08%
dELiA*s Incorporated†**(l)	1,866,800	3,285,568

Media: 0.51%
Discovery Communications Incorporated Class A†	584,000	21,041,520

Multiline Retail: 0.26%
Saks Incorporated†	973,167	10,451,814

Specialty Retail: 1.98%
Collective Brands Incorporated†	2,376,500	27,995,170
Foot Locker Incorporated#	268,100	5,825,813
GameStop Corporation Class A†	540,200	12,737,916
rue21 Incorporated†	341,800	11,234,966
Talbots Incorporated†	2,798,400	9,682,464
Vitamin Shoppe Incorporated†	320,600	13,965,336
		81,441,665

Consumer Staples: 0.70%

Personal Products: 0.70%
Prestige Brands Holdings Incorporated†	2,336,000	28,545,920

Energy: 25.96%

Energy Equipment & Services: 10.21%
Ensco plc ADR	187,345	9,976,121
Global Industries Limited†**(l)	7,175,400	36,809,802
Helix Energy Solutions Group Incorporated†	1,223,500	23,956,130
Helmerich & Payne Incorporated	859,000	59,313,950
ION Geophysical Corporation†	6,545,700	66,373,398
Key Energy Services Incorporated†	2,538,100	49,467,569
Newpark Resources Incorporated†**(l)	7,313,600	67,943,344
Oceaneering International Incorporated	1,067,800	46,128,960
Parker Drilling Company†	2,191,600	13,894,744
PHI Incorporated (non-voting)† **(l)	833,800	17,951,714
PHI Incorporated (voting)†	128,092	2,820,586

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

SMALL CAP VALUE FUND

Security Name	Shares	Value
Energy Equipment & Services (continued)
Vantage Drilling Company†	3,548,800	$5,784,544
Willbros Group Incorporated†	2,046,000	18,823,200

		419,244,062

Oil, Gas & Consumable Fuels: 15.75%
Forest Oil Corporation†	991,500	25,779,000
InterOil Corporation†**(l)	4,443,300	278,150,580
McMoRan Exploration Company†	6,513,300	109,683,972
Newfield Exploration Company†	241,700	16,295,414
PetroQuest Energy Incorporated†	858,900	6,982,857
Pioneer Natural Resources Company	121,100	11,261,089
Plains Exploration & Product Company†	269,900	10,528,799
Range Resources Corporation#	1,921,700	125,217,972
Trilogy Energy Corporation	2,214,600	63,045,811

		646,945,494

Financials: 17.04%

Commercial Banks: 3.86%
Ameris Bancorp	334,500	3,385,140
Associated Banc-Corporation	641,600	8,757,840
Bancorp Incorporated†	1,337,955	12,041,595
Center Financial Corporation†	1,560,100	9,610,216
CenterState Banks Incorporated	1,274,900	8,325,097
City National Corporation	424,200	22,771,056
First Horizon National Corporation	1,200,000	10,788,000
Hancock Holding Company	928,278	30,586,760
Iberiabank Corporation	436,300	22,238,211
Park Sterling Corporation†	985,600	4,622,464
Sandy Spring Bancorp Incorporated	361,800	6,465,366
SVB Financial Group†	272,000	16,597,440
Western Liberty Bancorp†**(l)	820,562	2,478,097

		158,667,282
Diversified Financial Services: 0.30%
NBH Holdings Corporation(a)††	691,200	12,441,600

Insurance: 2.46%
Argo Group International Holdings Limited**(l)	1,893,800	55,677,720
Hilltop Holdings Incorporated†	1,778,800	15,564,500
Mercury General Corporation	517,600	19,223,664
OneBeacon Insurance Group Limited	821,400	10,464,636

		100,930,520

REIT: 10.05%
Anworth Mortgage Asset Corporation	2,848,300	19,738,719
Armour Residential Incorporated	327,688	2,372,461
Capstead Mortgage Corporation	4,040,200	51,068,128
Chimera Investment Corporation	39,756,700	122,450,636
Crexus Investment Corporation**(l)	4,218,300	44,334,333
Hatteras Financial Corporation	1,116,400	29,941,848
Invesco Mortgage Capital	2,544,200	49,815,436
MFA Mortgage Investments Incorporated	5,289,000	39,614,610
Redwood Trust Incorporated	1,772,300	25,397,059

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
REIT (continued)
Sun Communities Incorporated	735,881	$28,162,166

		412,895,396

Thrifts & Mortgage Finance: 0.37%
First Niagara Financial Group Incorporated	808,800	9,907,800
Northwest Bancshares Incorporated	419,500	5,155,655

		15,063,455

Health Care: 7.85%
Health Care Equipment & Supplies: 3.83%
Gen-Probe Incorporated†#	271,600	16,445,380
Hill-Rom Holdings Incorporated	223,400	8,330,586
Hologic Incorporated†	875,500	16,258,035
Invacare Corporation	257,500	7,719,850
Orasure Technologies Incorporated†**(l)	5,578,516	51,322,347
Steris Corporation	326,000	11,406,740
Symmetry Medical Incorporated†	1,144,400	11,020,572
Thoratec Corporation†	595,800	20,072,502
Varian Medical Systems Incorporated†	233,300	14,641,908

		157,217,920

Health Care Providers & Services: 2.36%
Amedisys Incorporated†#	1,071,500	27,708,990
Community Health Systems Incorporated†	310,200	8,015,568
Cross Country Healthcare Incorporated†**(l)	2,320,900	16,037,419
Gentiva Health Services Incorporated†**(l)	1,603,750	28,851,463
Healthways Incorporated†	539,100	8,048,763
Omnicare Incorporated#	274,500	8,372,250

		97,034,453

Health Care Technology: 0.24%
Medidata Solutions Incorporated†	489,500	10,000,485

Life Sciences Tools & Services: 1.42%
Accelrys Incorporated†	1,804,300	13,117,261
Life Technologies Corporation†	290,500	13,081,215
Nordion Incorporated	1,438,700	14,631,579
Parexel International Corporation†	848,900	17,427,917

		58,257,972

Industrials: 11.89%

Airlines: 3.59%
Alaska Air Group Incorporated†	592,000	36,183,040
Delta Air Lines Incorporated†	4,575,300	36,099,117
LAN Airlines SA ADR	327,200	8,566,096
United Continental Holdings Incorporated†	3,681,100	66,701,532

		147,549,785

Commercial Services & Supplies: 4.18%
ABM Industries Incorporated	1,884,400	42,399,000
ACCO Brands Corporation†**(l)	2,965,800	25,416,906
GEO Group Incorporated**(l)	2,519,400	52,403,520
Healthcare Services Group	1,199,500	18,820,155

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

SMALL CAP VALUE FUND

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Hill International Incorporated†**(l)	2,515,800	$13,509,846
Kforce Incorporated†	521,000	7,179,380
Verisk Analytics Incorporated Class A†	358,100	11,924,730

		171,653,537

Construction & Engineering: 2.86%
Chicago Bridge & Iron Company NV#	2,599,500	107,229,375
Primoris Services Corporation	854,700	10,427,340

		117,656,715

Electrical Equipment: 0.87%
GrafTech International Limited†	1,847,100	35,575,146

Road & Rail: 0.19%
Covenant Transport Incorporated Class A†**(l)	1,352,500	7,939,175

Trading Companies & Distributors: 0.20%
Applied Industrial Technologies Incorporated	254,700	8,130,024

Information Technology: 8.41%

Communications Equipment: 2.14%
Brocade Communications Systems Incorporated†	4,277,600	23,441,248
China GrenTech Corporation Limited ADR†**(l)	2,141,900	4,305,219
Harmonic Incorporated†	3,002,400	16,303,032
InterDigital Incorporated	367,700	25,095,525
MRV Communications Incorporated†**(l)	13,415,144	18,915,353

		88,060,377

Computers & Peripherals: 1.99%
Cray Incorporated†**(l)	4,127,800	24,931,912
Intermec Incorporated†**(l)	3,527,900	38,030,762
Quantum Corporation†	7,143,000	18,786,090

		81,748,764

Electronic Equipment & Instruments: 3.89%
Checkpoint Systems Incorporated†	821,800	12,902,260
Cognex Corporation	860,600	29,217,370
Coherent Incorporated†	946,900	45,479,607
Itron Incorporated†#	153,000	6,585,120
OSI Systems Incorporated†#	940,300	38,824,987
Power One Incorporated†	3,715,300	26,787,313

		159,796,657

Internet Software & Services: 0.27%
Monster Worldwide Incorporated†	957,100	11,236,354

Office Electronics: 0.12%
Zebra Technologies Corporation†	119,400	4,776,000

Materials: 16.89%

Chemicals: 0.49%
Calgon Carbon Corporation†#	1,344,100	20,013,649

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Containers & Packaging: 0.44%
Intertape Polymer Group Incorporated†**(l)			7,511,224	$17,951,825

Metals & Mining: 15.65%
Agnico-Eagle Mines Limited			787,900	43,925,425
Carpenter Technology Corporation#			1,027,500	59,019,600
Eldorado Gold Corporation#			1,526,200	26,357,474
Great Basin Gold Limited†			4,645,300	9,337,053
Harry Winston Diamond Corporation†			557,200	8,675,604
Jaguar Mining Incorporated†			3,839,800	18,315,846
Petaquilla Minerals Limited†			2,190,400	1,708,512
Randgold Resources Limited ADR			3,310,300	300,608,343
Royal Gold Incorporated#			763,589	48,946,055
Sandstorm Gold Limited†			12,409,548	17,793,794
Silver Standard Resources Incorporated†			780,200	21,377,480
Steel Dynamics Incorporated			2,365,300	36,945,986
United States Steel Corporation			477,200	19,083,228
Webco Industries Incorporated†**(l)			89,457	11,450,496
Yamana Gold Incorporated			1,490,400	19,345,392

				642,890,288

Paper & Forest Products: 0.31%
Wausau Paper Corporation			1,749,000	12,907,620

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.84%
Cincinnati Bell Incorporated†**(l)			9,987,600	34,557,096

Total Common Stocks (Cost $3,126,063,594)				3,912,766,565

Investment Companies: 1.34%
Market Vectors Gold Miners ETF#			710,400	40,450,176
SPDR KBW Regional Banking ETF			600,600	14,876,862

Total Investment Companies (Cost $37,416,858)				55,327,038
		Expiration Date

Warrants: 0.01%

Financials: 0.00%

REIT: 0.00%
Armour Residential Incorporated†(a)		11/07/2011	314,556	10,380

Materials: 0.01%

Metals & Mining: 0.01%
Sandstorm Gold Limited†(i)		10/19/2015	470,263	329,767

Total Warrants (Cost $0)				340,147
	Yield

Short-Term Investments: 3.73%

Investment Companies: 3.73%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%		153,086,580	153,086,580

Total Short-Term Investments (Cost $153,086,580)				153,086,580

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

SMALL CAP VALUE FUND

Total Investments in Securities (Cost $3,316,567,032)*	100.34%	4,121,520,330
Other Assets and Liabilities, Net	(0.34)	(14,130,723)

Total Net Assets	100.00%	$4,107,389,607

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
#	All or a portion of this security is segregated as collateral for derivative instruments
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(l)	Investment in an affiliate. The total cost of affiliated investments is $269,136,609.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,343,881,441 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,195,427,343
Gross unrealized depreciation	(417,788,454)

Net unrealized appreciation	$777,638,889

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$3,900,324,965	$0	$12,441,600	$3,912,766,565
Investment companies	0	55,327,038	0	55,327,038
Warrants	0	340,147	0	340,147
Short-term investments
Investment companies	153,086,580	0	0	153,086,580

	$4,053,411,545	$55,667,185	$12,441,600	$4,121,520,330

As of July 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options	$0	$(855,061)	$0	$(855,061)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Balance as of October 31, 2010	$15,403,700
Accrued discounts (premiums)	0
Realized gains (losses)	603,758

Change in unrealized gains (losses)	4,875,654
Purchases	4,854,623
Sales	(1,845,639)

Transfer into Level 3	0
Transfer out of Level 3	(11,450,496)
Balance as of July 31, 2011	$12,441,600

Change in unrealized gains (losses) included in earnings relating to securities still held at July 31, 2011	$(1,036,800)

INVESTMENTS IN AFFILIATES

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the nine months ended July 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Income from Affiliated Securities	Value, End of Period
ACCO Brands Corporation	$18,924,248	$2,156,682	$2,701,030	$0	$25,416,906
Argo Group International Holdings Limited	63,323,126	9,598,519	7,669,553	648,684	55,677,720
Cavco Industries Incorporated	11,014,715	3,861,585	2,202,437	0	16,632,448
China GrenTech Corporation Limited ADR	4,899,655	2,346,482	687,856	0	4,305,219
Cincinnati Bell Incorporated	23,207,380	4,711,122	3,492,839	0	34,557,096
Covenant Transport Incorporated Class A	9,044,592	2,557,506	1,336,636	0	7,939,175
Cray Incorporated	23,235,290	5,764,689	2,901,012	0	24,931,912
Crexus Investment Corporation	6,012,545	43,792,665	765,278	1,274,280	44,334,333
Cross Country Healthcare Incorporated	18,158,750	816,396	2,406,132	0	16,037,419
dELiA*s Incorporated	3,141,499	314,706	348,571	0	3,285,568
Gentiva Health Services Incorporated	0	13,646,975	3,920,096	0	28,851,463
GEO Group Incorporated	0	4,192,504	7,858,577	0	52,403,520
Global Industries Limited	44,527,416	1,881,268	5,458,316	0	36,809,802
Hill International Incorporated	13,768,143	1,367,988	1,757,075	0	13,509,846
Intermec Incorporated	40,180,850	5,006,790	4,574,704	0	38,030,762
InterOil Corporation	297,909,654	49,119,634	34,656,333	0	278,150,580
Intertape Polymer Group Incorporated	8,509,139	178,200	981,267	0	17,951,825
MRV Communications Incorporated	19,046,352	756,859	2,688,304	0	18,915,353
Newpark Resources Incorporated	45,957,492	2,577,979	5,991,556	0	67,943,344
Orasure Technologies Incorporated	23,084,633	3,447,546	3,403,007	0	51,322,347
PHI Incorporated (non-voting)	14,849,413	1,440,765	1,685,728	0	17,951,714
Skyline Corporation	11,364,842	1,696,191	1,883,806	283,329	8,914,917
Webco Industries Incorporated	6,461,000	25,055	933,156	0	11,450,496
Western Liberty Bancorp	6,399,617	14,910	570,582	0	2,478,097

Total	$713,020,351	$161,273,016	$100,873,851	$2,206,293	$877,801,862

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2011, the Fund entered into written options for hedging purposes.

During the nine months ended July 31, 2011, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received (Paid)
Options outstanding at October 31, 2010	6,100	$1,244,421
Options written	56,930	13,542,732
Options expired	(2,950)	(339,847)
Options terminated in closing purchase transactions	(55,738)	(13,383,393)
Options exercised	(742)	(208,852)

Options outstanding at July 31, 2011	3,600	$855,061

As of July 31, 2011, the Fund had open written options but had an average premiums received on written options in the amount of $1,134,802 during the nine months ended July 31, 2011.

Expiration Date	Issuer Name	Number of Contracts	Call/ Put	Strike Price	Market Value	Premiums Received
August 2011	Amedisys Incorporated	50	Call	$27.00	$3,500	$8,700
August 2011	Carpenter Technology Corporation	250	Call	60.00	31,250	45,646
August 2011	Carpenter Technology Corporation	300	Call	55.00	105,000	100,598
August 2011	Chicago Bridge & Iron Company NV	100	Call	41.00	15,100	10,700
August 2011	Eldorado Gold Corporation	100	Call	18.00	4,000	9,000
August 2011	Foot Locker Incorporated	100	Call	22.50	6,000	13,700
August 2011	Foot Locker Incorporated	100	Call	20.00	18,000	29,699
August 2011	Itron Incorporated	400	Call	45.00	24,000	123,598
August 2011	OSI Systems Incorporated	100	Call	42.00	6,000	19,200
August 2011	Randgold Resources Limited ADR	150	Call	90.00	48,000	35,549
August 2011	Range Resources Corporation	100	Call	62.50	38,000	15,700
August 2011	Range Resources Corporation	200	Call	65.00	53,000	43,939
August 2011	Royal Gold Incorporated	50	Call	65.00	8,000	8,150
August 2011	Royal Gold Incorporated	50	Call	60.00	23,500	22,100
September 2011	Amedisys Incorporated	100	Call	28.00	9,000	13,900
September 2011	Carpenter Technology Corporation	100	Call	60.00	15,500	15,200
September 2011	Carpenter Technology Corporation	150	Call	45.00	169,500	82,048
September 2011	Carpenter Technology Corporation	100	Call	50.00	81,000	31,199
September 2011	Chicago Bridge & Iron Company NV	100	Call	46.00	6,000	15,975
September 2011	Gen-Probe Incorporated	100	Call	65.00	9,000	23,730
September 2011	Itron Incorporated	150	Call	50.00	2,250	25,050
September 2011	Omnicare Incorporated	100	Call	30.00	14,500	19,700
September 2011	Randgold Resources Limited ADR	100	Call	95.00	23,900	23,421
September 2011	Range Resources Corporation	100	Call	67.50	28,600	15,211
October 2011	Calgon Carbon Corporation	150	Call	15.00	15,000	29,249
October 2011	OSI Systems Incorporated	100	Call	44.00	4,500	19,700
November 2011	Itron Incorporated	200	Call	50.00	17,000	54,399

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.16%

Consumer Discretionary: 7.06%

Auto Components: 0.88%
Gentex Corporation	79,300	$2,247,362

Hotels, Restaurants & Leisure: 1.02%
Century Casinos Incorporated†	732,000	2,122,800
Empire Resorts Incorporated	524,400	477,204

		2,600,004

Household Durables: 1.22%
Cavco Industries Incorporated†	72,785	3,097,730

Leisure Equipment & Products: 0.77%
Black Diamond Incorporated†	234,300	1,970,463

Media: 2.68%
Entravision Communications Corporation Class A†	624,641	1,205,557
Interpublic Group of Companies Incorporated	135,400	1,328,274
Outdoor Channel Holdings Incorporated	171,000	1,137,150
Regal Entertainment Group Class A	147,905	1,891,705
Scripps Networks Interactive Incorporated	27,640	1,280,838

		6,843,524

Specialty Retail: 0.49%
Bakers Footwear Group Incorporated**(l) †	509,735	514,832
Vitamin Shoppe Incorporated†	16,525	719,829

		1,234,661

Consumer Staples: 0.61%

Household Products: 0.61%
WD-40 Company	35,450	1,552,710

Energy: 21.36%

Energy Equipment & Services: 5.22%
Global Industries Limited†	345,625	1,773,056
Helix Energy Solutions Group Incorporated†	131,250	2,569,875
Helmerich & Payne Incorporated	21,095	1,456,610
Key Energy Services Incorporated†	104,280	2,032,417
Newpark Resources Incorporated†	424,776	3,946,169
Willbros Group Incorporated†	166,800	1,534,560

		13,312,687

Oil, Gas & Consumable Fuels: 16.14%
Canadian Natural Resources Limited	79,700	3,211,113
El Paso Corporation	44,500	914,475
Energy XXI Bermuda Limited†	52,622	1,726,528
InterOil Corporation†	218,799	13,696,817
James River Coal Company†	74,015	1,403,324
McMoRan Exploration Company†	362,735	6,108,457
Penn West Petroleum Limited†	29,635	661,157
Pioneer Natural Resources Company	7,120	662,089
Range Resources Corporation	86,200	5,616,792
Triangle Petroleum Corporation†	140,949	1,051,480

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Trilogy Energy Corporation	214,400	$6,103,595

		41,155,827

Financials: 17.06%

Capital Markets: 0.52%
Artio Global Investos Incorporated	120,900	1,329,900

Commercial Banks: 4.59%
1st United Bancorp Incorporated	206,994	1,227,474
American River Holdings†	181,300	1,084,174
Bancorp Incorporated†	86,422	777,798
Center Financial Corporation	96,070	591,791
Iberiabank Corporation	27,098	1,381,185
Midsouth Bancorp Incorporated	72,725	983,969
Pacific Premier Bancorp Incorporated†	265,335	1,751,211
Sierra Bancorp	126,593	1,458,351
Sterling Bancorp	76,550	723,398
Univest Corporation of Pennsylvania	44,323	659,083
Washington Banking Company	65,550	850,184
Western Liberty Bancorp†	71,795	216,821

		11,705,439

Consumer Finance: 0.80%
Western Union Company	105,570	2,049,114

Insurance: 2.37%
Argo Group International Holdings Limited	103,644	3,047,134
First Acceptance Corporation	687,260	1,140,852
Hilltop Holdings Incorporated†	111,286	973,753
Mercury General Corporation	23,925	888,575

		6,050,314

Real Estate Management & Development: 0.50%
Kennedy Wilson Holdings Incorporated	106,650	1,284,066

REIT: 7.88%
Annaly Capital Management Incorporated	34,788	583,743
Capstead Mortgage Corporation	177,025	2,237,596
Chimera Investment Corporation	2,263,916	6,972,861
Hatteras Financial Corporation	63,024	1,690,304
MFA Mortgage Investments Incorporated	117,665	881,311
Origen Financial Incorporated	782,290	1,189,081
Redwood Trust Incorporated	107,100	1,534,743
Sun Communities Incorporated	57,445	2,198,420
UMH Properties Incorporated	261,700	2,794,956

		20,083,015

Thrifts & Mortgage Finance: 0.40%
First Niagara Financial Group Incorporated	53,545	655,926
Northwest Bancshares Incorporated	29,115	357,823

		1,013,749

Health Care: 7.63%

Health Care Equipment & Supplies: 3.83%
Allied Healthcare Products Incorporated†	383,973	1,455,258
EnteroMedics Incorporated**(l) †	530,463	1,384,508

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corporation†	14,805	$969,728
Orasure Technologies Incorporated†	452,400	4,162,080
Stryker Corporation	15,890	863,463
Wright Medical Group Incorporated†	60,125	940,355

		9,775,392

Health Care Providers & Services: 1.17%
Cross Country Healthcare Incorporated	135,844	938,682
Ensign Group Incorporated	41,995	1,192,658
PharMerica Corporation	65,800	840,266

		2,971,606

Health Care Technology: 2.17%
Computer Programs & Systems Incorporated	14,450	1,060,630
Merge Healthcare Incorporated†	288,905	1,467,637
Omnicell Incorporated†	116,800	1,998,448
Transcend Services Incorporated†	34,645	1,006,784

		5,533,499

Life Sciences Tools & Services: 0.46%
Accelrys Incorporated†	162,465	1,181,121

Industrials: 13.05%

Aerospace & Defense: 1.12%
Orbital Sciences Corporation†	164,325	2,846,109

Airlines: 0.59%
JetBlue Airways Corporation†	314,900	1,508,371

Building Products: 0.62%
Patrick Industries Incorporated†	305,562	614,180
U.S. Home Systems Incorporated†	193,395	980,513

		1,594,693

Commercial Services & Supplies: 5.07%
ABM Industries Incorporated	87,005	1,957,613
ACCO Brands Corporation†	166,745	1,429,005
Avery Dennison Corporation	62,200	1,962,410
Cintas Corporation	43,600	1,419,180
GEO Group Incorporated	146,862	3,054,730
Healthcare Services Group	72,123	1,131,610
Standard Parking Corporation†	78,397	1,304,526
Verisk Analytics Incorporated Class A†	20,025	666,833

		12,925,907

Construction & Engineering: 2.11%
Integrated Electrical Services Incorporated†	196,605	650,763
Primoris Services Corporation	388,130	4,735,186

		5,385,949

Machinery: 1.65%
Actuant Corporation Class A	74,845	1,849,420
Kaydon Corporation	42,490	1,514,769

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Kennametal Incorporated	21,200	$835,916

		4,200,105

Marine: 0.40%
Star Bulk Carriers Corporation	658,400	1,027,104

Professional Services: 1.49%
Hill International Incorporated†	707,290	3,798,147

Information Technology: 12.31%

Communications Equipment: 4.67%
Bigband Networks Incorporated†	382,300	745,485
Brocade Communications Systems Incorporated†	263,220	1,442,446
China GrenTech Corporation Limited ADR†	404,004	812,048
InterDigital Incorporated	17,700	1,208,025
MRV Communications Incorporated†	2,287,210	3,224,966
Sandvine Corporation†	2,022,245	4,464,915

		11,897,885

Computers & Peripherals: 1.55%
Cray Incorporated†	255,644	1,544,090
Intermec Incorporated†	223,440	2,408,683

		3,952,773

Electronic Equipment & Instruments: 1.32%
Evans & Sutherland Computer Corporation†**(l)	561,952	112,390
GSI Group Incorporated†	142,900	1,604,767
Power One Incorporated†	230,325	1,660,643

		3,377,800

IT Services: 1.19%
Tier Technologies Incorporated Class B†	607,479	3,037,395

Semiconductors & Semiconductor Equipment: 3.19%
Advanced Micro Devices Incorporated†	124,000	910,160
FormFactor Incorporated†	219,645	2,018,538
MEMC Electronic Materials Incorporated†	210,360	1,560,871
Micron Technology Incorporated†	395,150	2,912,256
Trident Microsystems Incorporated†	1,139,726	740,822

		8,142,647

Software: 0.39%
Henry Jack & Associates Incorporated	34,020	984,879

Materials: 18.36%

Chemicals: 0.40%
International Flavors & Fragrances Incorporated	16,505	1,009,611

Containers & Packaging: 0.66%
Intertape Polymer Group Incorporated	708,651	1,693,676

Metals & Mining: 17.30%
Agnico-Eagle Mines Limited	34,400	1,917,800

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Metals & Mining (continued)
Endeavour Mining Corporation†			536,244	$1,268,420
Goldcorp Incorporated			35,500	1,697,255
Goldgroup Mining Incorporated†			1,041,000	1,383,714
Goldgroup Mining Incorporated - Legend Shares †			246,000	326,987
Lucara Diamond Corporation†			1,150,800	1,346,436
Minera Andes Incorporated†			1,872,300	4,549,502
Newmont Mining Corporation			43,955	2,444,338
Petaquilla Minerals Limited†			566,400	441,792
Randgold Resources Limited ADR			164,300	14,920,083
Rockwell Diamonds Incorporated†			197,389	123,039
Rockwell Diamonds Incorporated - Canadian Exchange †			858,750	530,287
Royal Gold Incorporated			53,555	3,432,876
San Gold Corporation†			561,020	1,784,044
Sandstorm Gold Limited†			2,908,900	4,171,012
Sandstorm Metals & Energy Limited†			530,933	311,186
Silver Standard Resources Incorporated†			46,968	1,286,923
United States Steel Corporation			28,185	1,127,118
Yamana Gold Incorporated			80,740	1,047,995

				44,110,807

Telecommunication Services: 0.72%

Diversified Telecommunication Services: 0.72%
Cincinnati Bell Incorporated†			529,120	1,830,755

Total Common Stocks (Cost $197,836,307)				250,316,796

		Expiration Date
Warrants: 0.52%

Health Care: 0.21%

Health Care Equipment & Supplies: 0.21%
EnteroMedics Incorporated†(i)(a)		05/14/2016	270,908	533,689

Materials: 0.31%

Metals & Mining: 0.31%
Sandstorm Gold Limited†		04/23/2014	904,067	785,364

Total Warrants (Cost $15,993)				1,319,053

Investment Companies: 1.15%
Market Vectors Junior Gold Miners ETF			54,030	1,945,080
SPDR KBW Regional Banking ETF			39,458	977,375

Total Investment Companies (Cost $2,293,312)				2,922,455

	Yield
Short-Term Investments: 0.20%

Investment Companies: 0.20%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.02%		523,950	523,950

Total Short-Term Investments (Cost $523,950)				523,950

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $200,669,562)*	100.03%	255,082,254
Other Assets and Liabilities, Net	(0.03)	(65,568)

Total Net Assets	100.00%	$255,016,686

†	Non-income earning securities.
**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940 as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate. The total cost of affiliated investments is $3,327,627
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $209,836,877 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$64,525,664
Gross unrealized depreciation	(19,280,287)

Net unrealized appreciation	$45,245,377

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$250,316,796	$0	$0	$250,316,796
Warrants	0	1,319,053	0	1,319,053
Investment companies	2,922,455	0	0	2,922,455
Short-term investments
Investment companies	523,950	0	0	523,950

	$253,763,201	$1,319,053	$0	$255,082,254

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

INVESTMENTS IN AFFILIATES

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the nine months ended July 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Value, End of Period
Bakers Footwear Group Incorporated	$491,832	$15,786	$867	$514,832
EnteroMedics Incorporated	0	1,191,942	41,078	1,384,508
Evans & Sutherland Computer Corporation	624,404	21,424	843	112,390

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2011, the Fund entered into written options for hedging purposes.

During the nine months ended July 31, 2011, the Fund had written options activities as follows:

	Number of Contracts	Premiums Received (Paid)
Options outstanding at October 31, 2010	0	$0
Options written	370	110,788
Options expired	(20)	(4,240)
Options terminated in closing purchase transactions	(350)	(106,548)
Options exercised	0	0

Options outstanding at July 31, 2011	0	$0

As of July 31, 2011, the Fund did not have any open written options but had average premiums received on written options in the amount of $8,571 during the nine months ended July 31, 2011.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Common Stocks: 94.92%

Consumer Discretionary: 15.85%

Auto Components: 1.59%
Modine Manufacturing Company†	897,425	$13,380,607

Automobiles: 0.40%
Thor Industries Incorporated«	134,600	3,328,658

Diversified Consumer Services: 3.09%
Hillenbrand Incorporated	696,302	15,242,051
Matthews International Corporation Class A«	299,747	10,847,844

		26,089,895

Hotels, Restaurants & Leisure: 1.73%
Denny’s Corporation†«	2,766,444	10,540,152
Wendy’s Company	764,577	4,029,321

		14,569,473

Household Durables: 4.27%
Blyth Incorporated	257,960	16,318,550
Cavco Industries Incorporated†	187,748	7,990,555
Dixie Group Incorporated†(l)**	699,977	3,030,900
Furniture Brands International Incorporated†«	529,662	2,134,538
La-Z-Boy Incorporated†«	744,512	6,529,370

		36,003,913

Media: 0.78%
AH Belo Corporation	966,660	6,186,624
Dex One Corporation†«	208,593	421,358

		6,607,982

Specialty Retail: 1.86%
AC Moore Arts & Crafts Incorporated†	204,098	377,581
Christopher & Banks Corporation	443,145	2,791,814
Collective Brands Incorporated†«	417,000	4,912,260
Genesco Incorporated†«	130,468	6,758,242
Zale Corporation†«	150,037	841,708

		15,681,605

Textiles, Apparel & Luxury Goods: 2.13%
Delta Apparel Incorporated†«	258,439	5,083,495
Kenneth Cole Productions Incorporated Class A†(l)**	685,268	8,744,020
Skechers USA Incorporated Class A†«	250,700	4,174,155

		18,001,670

Consumer Staples: 4.78%

Food & Staples Retailing: 1.33%
Casey’s General Stores Incorporated	162,909	7,330,905
Winn-Dixie Stores Incorporated†«	431,932	3,878,749

		11,209,654

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Food Products: 0.66%
Seneca Foods Corporation Class A†«	91,352	$2,366,017
Snyders Lance Incorporated	157,800	3,220,698

		5,586,715

Household Products: 1.92%
Central Garden & Pet Company†	186,192	1,664,556
Central Garden & Pet Company Class A†	312,402	2,736,642
Spectrum Brands Holdings Incorporated†	163,949	4,377,438
WD-40 Company«	169,036	7,403,777

		16,182,413

Personal Products: 0.76%
Medifast Incorporated†	64,600	1,246,780
Prestige Brands Holdings Incorporated†	424,742	5,190,347

		6,437,127

Tobacco: 0.11%
Universal Corporation	24,300	892,296

Energy: 5.51%

Energy Equipment & Services: 0.97%
Cal Dive International Incorporated†«	1,163,617	6,492,983
Willbros Group Incorporated†	186,054	1,711,697

		8,204,680

Oil, Gas & Consumable Fuels: 4.54%
Biofuel Energy Corporation†«	2,949,264	1,120,720
Comstock Resources Incorporated†«	351,725	11,220,028
Energy XXI Bermuda Limited†«	133,000	4,363,730
Stone Energy Corporation†	394,835	12,816,344
Swift Energy Company†	229,847	8,757,171

		38,277,993

Financials: 16.92%

Capital Markets: 3.75%
CIFC Corporation†«	253,585	1,615,336
Federated Investors Incorporated Class B«	100,600	2,149,822
Investment Technology Group Incorporated†«	691,751	8,418,610
KBW Incorporated	35,900	613,890
Knight Capital Group Incorporated Class A†«	766,900	8,673,639
Kohlberg Capital Corporation	460,866	3,285,975
Westwood Holdings Group Incorporated	183,312	6,907,196

		31,664,468

Commercial Banks: 9.61%
First Citizens BancShares Incorporated	200,556	36,124,147
First Commonwealth Financial Corporation«	882,750	4,537,335
IBERIABANK Corporation«	123,509	6,295,254
Old National Bancorp«	643,287	6,561,527
UMB Financial Corporation«	663,761	27,546,082

		81,064,345

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Insurance: 3.26%
Endurance Specialty Holdings Limited«	149,300	$6,082,482
Fortegra Financial Corporation†	300,030	2,325,233
Platinum Underwriters Holdings Limited	68,400	2,349,540
Stewart Information Services Corporation«(l)**	964,018	10,218,591
Validus Holdings Limited	243,961	6,486,923

		27,462,769

Thrifts & Mortgage Finance: 0.30%
Provident New York Bancorp	336,816	2,539,593

Health Care: 3.88%

Health Care Equipment & Supplies: 1.99%
Haemonetics Corporation†	11,600	759,800
Hill-Rom Holdings Incorporated	72,900	2,718,441
ICU Medical Incorporated†	85,003	3,610,927
Immucor Incorporated†	212,400	5,628,600
West Pharmaceutical Services Incorporated«	91,800	4,027,266

		16,745,034

Health Care Providers & Services: 0.60%
AMN Healthcare Services Incorporated†«	474,645	3,825,639
Pharmerica Corporation†«	99,140	1,266,018

		5,091,657

Life Sciences Tools & Services: 0.54%
Cambrex Corporation†«	1,032,417	4,552,959

Pharmaceuticals: 0.75%
Lannett Company Incorporated†«	601,045	2,854,964
Par Pharmaceutical Companies Incorporated†	107,400	3,478,686

		6,333,650

Industrials: 17.88%

Aerospace & Defense: 0.35%
GenCorp Incorporated†	529,070	2,994,536

Building Products: 3.15%
Builders FirstSource Incorporated†«	573,206	1,318,374
Griffon Corporation†«	202,200	1,910,790
Quanex Building Products Corporation	850,615	13,329,137
Simpson Manufacturing Company Incorporated«	353,500	10,004,050

		26,562,351

Commercial Services & Supplies: 2.99%
ACCO Brands Corporation†«	1,075,263	9,215,004
Courier Corporation	448,799	4,312,958
Resources Connection Incorporated	158,100	2,058,462
Sykes Enterprises Incorporated†	34,800	671,640
Viad Corporation	434,391	9,004,925

		25,262,989

Electrical Equipment: 1.00%
Franklin Electric Company Incorporated«	193,191	8,432,787

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Industrial Conglomerates: 0.60%
Tredegar Corporation	265,595	$5,062,241

Machinery: 6.77%
Briggs & Stratton Corporation	74,500	1,276,930
Commercial Vehicle Group Incorporated†	235,170	2,492,802
Douglas Dynamics Incorporated	326,148	4,954,188
John Bean Technologies Corporation	142,400	2,514,784
Kadant Incorporated†(l)**	734,029	19,312,303
Mueller Industries Incorporated	707,945	26,569,176

		57,120,183

Marine: 0.05%
Horizon Lines Incorporated«	372,020	390,621

Professional Services: 2.02%
Heidrick & Struggles International Incorporated	639,086	16,999,688

Road & Rail: 0.95%
Arkansas Best Corporation«	334,228	8,041,526

Information Technology: 17.78%

Communications Equipment: 0.64%
Aviat Networks Incorporated†	454,047	1,757,162
Black Box Corporation	127,000	3,618,230

		5,375,392

Computers & Peripherals: 4.12%
ADPT Corporation†	3,194,398	9,487,362
Imation Corporation†(l)**	2,224,221	18,505,519
Quantum Corporation†«	2,563,545	6,742,123

		34,735,004

Electronic Equipment & Instruments: 4.28%
AVX Corporation	782,148	10,887,500
Benchmark Electronics Incorporated†	229,827	3,366,966
Celestica Incorporated†	136,800	1,201,104
Ingram Micro Incorporated Class A†	148,100	2,747,255
Insight Enterprises Incorporated†«	105,400	1,773,882
Orbotech Limited†	855,488	9,607,130
Pulse Electronics Corporation«	1,561,202	6,525,824

		36,109,661

Internet Software & Services: 0.95%
EarthLink Incorporated	998,400	8,027,136

IT Services: 0.84%
Corelogic Incorporated	98,900	1,560,642
Lender Processing Services Incorporated	65,700	1,237,131
TNS Incorporated†«	256,274	4,331,031

		7,128,804

Semiconductors & Semiconductor Equipment: 4.96%
Advanced Energy Industries Incorporated†	309,900	3,288,039
ATMI Incorporated†	694,845	12,958,859
Cabot Microelectronics Corporation†	42,700	1,652,063

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
DSP Group Incorporated†	794,364	$6,029,223
Exar Corporation†	1,382,116	9,135,787
Lattice Semiconductor Corporation†	862,181	5,345,522
Spansion Incorporated Class A†	81,131	1,474,962
Standard Microsystems Corporation†«	82,700	1,956,682

		41,841,137

Software: 1.99%
ACI Worldwide Incorporated†	281,232	10,169,349
Netscout Systems Incorporated†	91,600	1,396,900
Quest Software Incorporated†	50,000	950,772
S1 Corporation†	451,460	4,243,724

		16,760,745

Materials: 8.57%

Chemicals: 1.85%
A. Schulman Incorporated«	415,105	9,194,576
American Pacific Corporation†(l)**	381,633	3,068,329
Arch Chemicals Incorporated	70,805	3,336,332

		15,599,237

Construction Materials: 0.21%
Eagle Materials Incorporated	72,000	1,789,200

Containers & Packaging: 0.14%
Plastec Technologies Limited†«(a)	173,600	1,163,120

Metals & Mining: 2.03%
Aurizon Mines Limited†	903,260	5,329,234
Royal Gold Incorporated«	183,898	11,787,862

		17,117,096

Paper & Forest Products: 4.34%
Clearwater Paper Corporation†«	84,047	6,357,315
Glatfelter Corporation«	357,080	5,388,337
Neenah Paper Incorporated(l)**	746,368	15,069,170
Schweitzer Manduit International Incorporated«	116,512	6,537,488
Wausau Paper Corporation«	438,800	3,238,344

		36,590,654

Utilities: 3.75%

Electric Utilities: 3.75%
ALLETE Incorporated	737,152	29,670,368
MGE Energy Incorporated	47,541	1,952,980

		31,623,348

Total Common Stocks (Cost $818,624,695)		800,636,612

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

SPECIAL SMALL CAP VALUE FUND

Security Name			Expiration Date	Shares	Value
Warrants: 0.01%

Materials: 0.01%

Containers & Packaging: 0.01%
Plastec Technologies Limited†(a)			11/14/2018	145,800	$42,282

Total Warrants (Cost $0)					42,282

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 19.02%

Corporate Bonds and Notes: 0.43%
Gryphon Funding Limited(a)(i)		0.00	08/05/2011	$9,144,610	3,640,469

		Yield		Shares
Investment Companies: 18.59%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02		36,071,481	36,071,481
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)		0.14		120,729,349	120,729,349

					156,800,830

Total Short-Term Investments (Cost $164,818,392)					160,441,299

Total Investments in Securities (Cost $983,443,087)*	113.95%				961,120,193
Other Assets and Liabilities, Net	(13.95)				(117,669,854)

Total Net Assets	100.00%				$843,450,339

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate. The total cost of affiliated investments is $160,441,299.
(u)	Rate shown is the 7-day annualized yield at period end.
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
*	Cost for federal income tax purposes is $997,442,822 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$136,536,465
Gross unrealized depreciation	(172,859,094)

Net unrealized depreciation	$(36,322,629)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$799,473,492	1,163,120	$0	$800,636,612
Warrants	0	42,282	0	42,282
Short-term investments
Corporate bonds and notes	0	0	3,640,469	3,640,469
Investment companies	36,071,481	120,729,349	0	156,800,830

	$835,544,973	$121,934,751	$3,640,469	$961,120,193

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of October 31, 2010	$4,207,936
Accrued discounts (premiums)	0
Realized gains (losses)	141,583
Change in unrealized gains (losses)	439,726
Purchases	0
Sales	(1,148,776)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2011	$3,640,469

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$(97,847)

Investments in affiliates

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the nine months ended July 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Income from Affiliated Securities	Value, End of Period
American Pacific Corporation	$2,424,453	$0	$150,335	$0	$3,068,329
Dixie Group Incorporated	2,518,774	25,769	0	0	3,030,900
Imation Corporation	21,938,581	789,131	1,227,885	0	18,505,519
Kadant Incorporated	16,925,864	809,411	4,607,798	0	19,312,303
Kenneth Cole Productions Incorporated	8,607,570	1,014,885	527,075	0	8,744,020
Neenah Paper Incorporated	11,995,012	197,758	1,031,293	248,728	15,069,170
Stewart Information Services Corporation	10,430,675	0	0	48,201	10,218,591

	$74,840,929	$2,836,954	$7,544,386	$296,929	$77,948,832

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value
Common Stocks: 99.02%

Consumer Discretionary: 21.01%

Auto Components: 0.97%
Dana Holding Corporation†	140,100	$2,335,467

Diversified Consumer Services: 5.03%
Coinstar Incorporated†«	116,400	5,687,304
K12 Incorporated†	122,500	3,929,800
Sotheby’s Holdings Incorporated«	59,500	2,519,825

		12,136,929

Hotels, Restaurants & Leisure: 3.97%
Gaylord Entertainment Company†«	112,400	3,297,816
Pinnacle Entertainment Incorporated†«	229,900	3,317,457
Shuffle Master Incorporated†	317,700	2,960,964

		9,576,237

Household Durables: 1.21%
Sodastream International Limited†«	39,900	2,926,665

Internet & Catalog Retail: 0.61%
Shutterfly Incorporated†	27,100	1,474,240

Media: 1.60%
IMAX Corporation†	135,600	2,570,976
ReachLocal Incorporated†«	70,400	1,280,576

		3,851,552

Specialty Retail: 3.36%
Ulta Salon Cosmetics & Fragrance Incorporated†	39,200	2,470,776
Vitamin Shoppe Incorporated†	78,038	3,399,335
Zumiez Incorporated†«	84,200	2,237,194

		8,107,305

Textiles, Apparel & Luxury Goods: 4.26%
Deckers Outdoor Corporation†«	36,000	3,573,000
Iconix Brand Group Incorporated†«	120,100	2,801,933
Oxford Industries Incorporated	47,800	1,872,804
Vera Bradley Incorporated†«	55,500	2,012,985

		10,260,722

Consumer Staples: 1.08%

Personal Products: 1.08%
Elizabeth Arden Incorporated†	80,500	2,593,710

Energy: 8.36%

Energy Equipment & Services: 3.01%
ION Geophysical Corporation†«	161,600	1,638,624
Key Energy Services Incorporated†	135,600	2,642,844
Lufkin Industries Incorporated	36,500	2,974,020

		7,255,488

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels: 5.35%
Berry Petroleum Company Class A«	59,000	$3,383,650
CVR Energy Incorporated	84,600	2,271,510
Energy XXI Bermuda Limited†«	72,100	2,365,601
McMoRan Exploration Company†	130,100	2,190,884
Rosetta Resources Incorporated†	52,000	2,692,040

		12,903,685

Financials: 5.20%

Capital Markets: 1.35%
Financial Engines Incorporated†«	136,900	3,252,744

Diversified Financial Services: 3.85%
Higher One Holding Incorporated†«	102,500	2,034,625
MarketAxess Holdings Incorporated	92,900	2,427,477
Portfolio Recovery Associates Incorporated†«	59,519	4,816,873

		9,278,975

Health Care: 16.98%

Biotechnology: 4.26%
Ariad Pharmaceuticals Incorporated†«	73,100	869,159
Cubist Pharmaceuticals Incorporated†	46,600	1,583,002
Exact Sciences Corporation†«	282,600	2,413,404
Incyte Corporation†«	157,400	2,745,056
Pharmasset Incorporated†	21,900	2,658,222

		10,268,843

Health Care Equipment & Supplies: 7.35%
DexCom Incorporated†	253,188	3,590,206
Insulet Corporation†«	185,700	3,650,862
Merit Medical Systems Incorporated†	143,020	2,241,123
NuVasive Incorporated†«	159,400	4,562,028
Volcano Corporation†«	117,277	3,683,671

		17,727,890

Health Care Providers & Services: 3.60%
HMS Holdings Corporation†«	33,400	2,525,040
IPC The Hospitalist Company†	87,578	3,961,153
U.S. Physical Therapy Incorporated	91,500	2,203,320

		8,689,513

Health Care Technology: 1.77%
SXC Health Solutions Corporation†	67,500	4,261,275

Industrials: 17.08%

Aerospace & Defense: 2.44%
Hexcel Corporation†	108,543	2,598,519
KEYW Holding Corporation†«	294,398	3,285,482

		5,884,001

Air Freight & Logistics: 1.24%
Forward Air Corporation«	95,461	2,974,565

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value
Commercial Services & Supplies: 1.15%
InnerWorkings Incorporated†«	378,149	$2,771,832

Electrical Equipment: 3.67%
EnerSys Company†	113,100	3,616,938
Polypore International Incorporated†	77,037	5,238,516

		8,855,454
Machinery: 6.10%
Barnes Group Incorporated	193,000	4,699,550
RBC Bearings Incorporated†«	90,147	3,422,882
Tennant Company	53,600	2,294,616
Titan International Incorporated«	169,552	4,284,579

		14,701,627

Trading Companies & Distributors: 2.48%
Interline Brands Incorporated†	148,523	2,484,790
MSC Industrial Direct Company«	56,700	3,502,926

		5,987,716

Information Technology: 23.05%

Communications Equipment: 2.42%
Aruba Networks Incorporated†«	88,100	2,021,895
Shoretel Incorporated†	446,736	3,806,191

		5,828,086

Internet Software & Services: 9.30%
Cogent Communications Group Incorporated†	252,000	3,797,640
ComScore Incorporated†	153,936	3,357,344
Equinix Incorporated†	53,454	5,584,339
LivePerson Incorporated†	161,742	1,991,044
LogMeIn Incorporated†«	53,900	1,916,145
SPS Commerce Incorporated†	88,409	1,624,073
Support.com Incorporated†	413,759	1,332,304
Vocus Incorporated†«	98,908	2,825,802

		22,428,691

Semiconductors & Semiconductor Equipment: 4.70%
Cavium Incorporated†«	65,900	2,272,891
Inphi Corporation†	139,516	1,770,458
Mellanox Technologies†	64,484	2,247,267
Silicon Image Incorporated†	340,500	1,951,065
Volterra Semiconductor Corporation†«	120,200	3,097,554

		11,339,235

Software: 6.63%
Concur Technologies Incorporated†«	108,678	4,938,328
Realpage Incorporated†	53,595	1,288,960
Sourcefire Incorporated†«	76,600	1,882,828
Taleo Corporation Class A†	141,000	4,667,100
Ultimate Software Group Incorporated†«	58,774	3,196,130

		15,973,346

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS - July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name			Shares		Value
Materials: 6.26%

Chemicals: 5.09%
Cytec Industries Incorporated			68,600		$3,841,600
Intrepid Potash Incorporated†«			134,138		4,460,089
Rockwood Holdings Incorporated†			65,752		3,976,023

					12,277,712

Metals & Mining: 1.17%
Materion Corporation†			74,045		2,822,595

Total Common Stocks (Cost $195,842,675)					238,746,100

		Yield

Short-Term Investments: 31.10%

Investment Companies: 31.10%

Wells Fargo Advantage Cash Investment Money Market Fund(l) (u)		0.02%		1,876,397	1,876,397
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)		0.14		73,109,838	73,109,838

Total Short-Term Investments (Cost $74,986,235)					74,986,235

Total Investments in Securities (Cost $270,828,910)*	130.12%				313,732,335

Other Assets and Liabilities, Net	(30.12)				(72,623,814)

Total Net Assets	100.00%				$241,108,521

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $274,771,076 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$43,967,199
Gross unrealized depreciation	(5,005,940)

Net unrealized appreciation	$38,961,259

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$238,746,100	$0	$0	$238,746,100
Short-term investments
Investment companies	1,876,397	73,109,838	0	74,986,235

	$240,622,497	$73,109,838	$0	$313,732,335

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM - Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF - French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG - Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: September 28, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips Treasurer

Date: September 28, 2011